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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ___
☐ Post-Effective Amendment No. ___

Commonwealth Cash Reserve Fund, Inc.
(Exact name of registrant as specified in charter)

4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203
(Address of principal executive offices) (Zip code)

(800) 338-3383
(Registrant’s telephone number, including area code).

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Copies to:

Lloyd M. Richardson McGuireWoods LLP 1750 Tysons Boulevard, Suite 1800 McLean, Virginia 22102	Kenneth S. Gerstein, Esq. Schulte Roth & Zabel LLP 919 Third Avenue New York, New York 10022

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:
Institutional Class and Cash Management Class shares of Prime Series of Registrant and shares of Government Series of Registrant

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on August 20, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.	Facing Page

2.	Contents Page

3.	Letter to Shareholders

4.	Notice of Special Meeting of Shareholders

5.	Part A - Proxy Statement/Prospectus

6.	Part B - Statement of Additional Information

7.	Part C - Other Information

8.	Signatures

9.	Exhibits

Cadre Institutional Investors Trust

PROXY MATERIALS

Cadre Liquid Asset Fund - Money Market Series
Cadre Reserve Fund - Money Market Series
Cadre Reserve Fund - U.S. Government Series
Airport Corporate Center
One Corporate Drive
Bohemia, NY 11716

Dear Shareholder:

I am writing to inform you of a meeting (the “Meeting”) that will be held on September 17, 2008 of shareholders of the following series of Cadre Institutional Investors Trust (the “Trust”): Cadre Liquid Asset Fund - Money Market Series (“Liquid Asset Fund”), Cadre Reserve Fund - Money Market Series (“Money Reserve Fund”) and Cadre Reserve Fund - U.S. Government Series (“Government Reserve Fund”) (each, a “Cadre Fund,” and collectively, the “Cadre Funds”). The purpose of the Meeting is for shareholders of Cadre Institutional Investors Trust to vote on an important proposal that affects the Cadre Funds and your investment in them.

At the Meeting, shareholders of each Cadre Fund will vote on a proposal to reorganize the Cadre Funds into another money market fund advised by PFM Asset Management LLC (“PFM”), which serves as the investment adviser of the portfolios in which each of the Cadre Funds now invests it assets (the “Reorganization”). In the Reorganization, substantially all of the assets and liabilities of Liquid Asset Fund and Money Reserve Fund would be acquired by Prime Series of PFM Funds in exchange for shares of Prime Series, and substantially all of the assets and liabilities of Government Reserve Fund would be acquired by Government Series of PFM Funds in exchange for shares of Government Series. The shares of PFM Funds would then be distributed to shareholders of the Cadre Funds in liquidation of the Cadre Funds and the interests of shareholders in the Cadre Funds. As a result of these transactions, shareholders of the Cadre Funds will become shareholders of Prime Series or Government Series of PFM Funds. Each shareholder of the Cadre Funds will receive shares of PFM Funds having an aggregate value at the time the Reorganization is consummated that is the same as the value of their holding of shares of the Cadre Funds. The participation of each Cadre Fund in the Reorganization is subject to the approval of shareholders of that Cadre Fund.

The Board of Trustees of the Trust (the “Board”) has approved the Reorganization and believes that consummation of the Reorganization would be in the best interests of the Cadre Funds and their shareholders. The Reorganization is being proposed to enable the consolidation of money market funds managed by PFM that have common investment objectives and policies, and is expected to result in certain economies of expenses that will benefit shareholders of the Cadre Funds.

The Board unanimously recommends that you vote to approve the Reorganization.

You will not incur any sales loads or other transaction charges as a result of the Reorganization. In addition, the Reorganization is intended to be a non-taxable event for shareholders for Federal income tax purposes. Additional information about the investment objectives and policies of Prime Series and Government Series and additional details about the Reorganization are contained in the attached combined Proxy Statement/Prospectus. Please take the time to familiarize yourself with this Proxy Statement/Prospectus.

If you have any questions about these matters, please call the Trust at 888-542-8890 (toll free). You may indicate your approval of the Reorganization by completing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card. It is very important that you vote and that your voting instructions be received prior to the Meeting.

Thank you for considering and participating in this process.

Sincerely,

/s/ Michael P. Flanagan
Michael P. Flanagan
Chairman, Cadre Institutional Investors Trust

[August 20, 2008]

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY CARD PROMPTLY. SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING IN PERSON. ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO COMPLETE, SIGN AND DATE THE PROXY CARD AND RETURN IT AS SOON AS POSSIBLE IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
(each a series of Cadre Institutional Investors Trust)

Airport Corporate Center
One Corporate Drive, Suite 101
Bohemia, New York 11716

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on September 17, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting (the “Meeting”) of shareholders of Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Government Series (the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Trust”), has been called by the Board of Trustees of the Trust and will be held at the offices of PFM Asset Management LLC, One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, PA 17101, on September 17, 2008 at [11:00] a.m., Eastern Time. The Meeting is being called for the following purposes:

1.
To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of each of the Cadre Funds would be acquired by PFM Funds in exchange for shares of PFM Funds.

2.	To act on such other business as may properly come before the Meeting or any adjournment thereof.

Shareholders of record of the Cadre Funds as of the close of business on [August 15, 2008] are entitled to notice of, and to vote at, the Meeting and any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card by mail in the enclosed postage-paid envelope provided. Your vote is important.

By Order of the Board of Trustees,
/s/ Michael P. Flanagan
Michael P. Flanagan
Chairman, Cadre Institutional Investors Trust

[August 20, 2008]

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it and return it promptly in the enclosed envelope, which requires no postage if mailed in the United States. You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

PROXY STATEMENT/PROSPECTUS

Dated [August 20, 2008]

Acquisition of Substantially All of the Assets of:

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
and
CADRE RESERVE FUND - MONEY MARKET SERIES
(each a series of Cadre Institutional Investors Trust)

By and in exchange for shares of

PRIME SERIES
(a series of PFM Funds, now known as Commonwealth Cash Reserve Fund, Inc.)
4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203,
(800) 338-3383

and

Acquisition of Substantially All of the Assets of:

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
(a series of Cadre Institutional Investors Trust)

By and in exchange for shares of

GOVERNMENT SERIES
(a series of PFM Funds, now known as Commonwealth Cash Reserve Fund, Inc.)

This proxy statement/prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a special meeting (the “Meeting”) of shareholders of Cadre Liquid Asset Fund - Money Market Series (“Liquid Asset Fund”), Cadre Reserve Fund - Money Market Series (“Reserve Money Fund”) and Cadre Reserve Fund - U.S. Government Series (“Government Reserve Fund”) (each, a “Cadre Fund” and collectively, the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Trust”). The Meeting has been called by the Board of Trustees of the Trust (the “Board”) to vote on the approval of a proposal to reorganize the Cadre Funds into Prime Series and Government Series of PFM Funds (the “Reorganization”). Prime Series and Government Series will be separate series of shares of PFM Funds representing interests in two separate investment portfolios of PFM Funds. Currently, PFM Funds is a Virginia corporation known as Commonwealth Cash Reserve Fund, Inc. (“CCRF”). However, prior to the Reorganization, CCRF will convert its form of organization into that of a Virginia business trust and change its name to PFM Funds. The principal office of the Trust is located at Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716. You can reach the office of the Trust by calling (888) 542-8890.

PFM Asset Management LLC (“PFM”) is the investment adviser, administrator and transfer agent of the Trust and of PFM Funds, each of which is a diversified, open-end management investment company that is registered under the Investment Company Act of 1940, as amended.

The Meeting will be held at the principal office of PFM, which is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101, on September 17, 2008 at [11:00] a.m., Eastern Time.. You can reach the office of PFM by calling 800-937-2736. The Board, on behalf of the Cadre Funds, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about [September 3, 2008].

This Proxy Statement/Prospectus gives you information about an investment in Prime Series and Government Series (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) and about other matters that you should know before voting and investing. You should retain it for future reference. A statement of additional information dated [August 20, 2008] (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus, contains more information about the Acquiring Funds and the Cadre Funds (each of the Acquiring Funds and the Cadre Funds, a “Fund,” and collectively, the “Funds) and the proposed transaction, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is incorporated herein by reference.

The Prospectuses of the Acquiring Funds dated October 31, 2007, as amended to date (the “Acquiring Fund Prospectus”), the semi-annual reports of the Acquiring Funds for the period ended December 31, 2007 (the “Acquiring Fund Semi-Annual Reports”) and the annual reports of the Acquiring Funds for the period ended June 30, 2007 (the “Acquiring Fund Annual Reports”) are included with and are considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the Acquiring Funds.

You can request a free copy of the Statement of Additional Information, the Acquiring Fund Prospectuses, or the Acquiring Funds’ annual reports to shareholders for the fiscal year ended June 30, 2007 (or for the fiscal year ended June 30, 2008, when available) and the Semi-annual Reports for the Acquiring Funds for the period ended December 31, 2007, by calling 800-570-7627, or by writing to the PFM Funds care of PFM at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PROXY STATEMENT/PROSPECTUS

TABLE OF CONTENTS

Proposal: To Approve an Agreement and Plan of Reorganization	1

Summary	2
What is the purpose of the Proposal?	2
How do the investment objectives, strategies, and policies of the Cadre Funds and the Acquiring Fund compare?	3
What are the general tax consequences of the Reorganization?	4
Who manages the Funds?	4
What are the fees and expenses of each Fund and what might they be after the Reorganization?	5
How do the performance records of the Funds compare?	8
Where can I find more financial information about the Funds?	11
How do the purchase and redemption procedures of the Funds compare?	12
What are other key features of the Funds?	13

Comparison of Principal Risk Factors	14

Information About the Reorganization and the Plan	15
How will the Reorganization be carried out?	15
Who will pay the expenses of the Reorganization?	15
What are the tax consequences of the Reorganization?	16
What should I know about shares of the Acquiring Funds?	16
What are the capitalizations of the Funds and what might the capitalizations be after the Reorganization?	17

Reasons for the Reorganization	17

Comparison of Investment Objectives, Strategies, Policies, and Risk	19
Are there any significant differences between the investment objectives of the Cadre Fund and the Acquiring Fund?	19
Are there any significant differences between the investment strategies and policies of the Cadre Fund and the Acquiring Fund?	20
How do the fundamental investment restrictions of the Funds differ?	20

More Information About the Funds	20

Voting Information	23
How will solicitations be made?	23
How will the shareholder voting be handled?	23
What vote is necessary to approve the Plan?	23
How do I ensure my vote is accurately recorded?	23
May I revoke my proxy?	24
What other matters will be voted upon at the Meeting?	24
Who is entitled to vote?	24
Who will pay the expenses of the Proposal?	24
How do I submit a shareholder proposal?	24

Principal Holders of Shares	24

EXHIBITS

Exhibit A - Form of Agreement and Plan of Reorganization
Exhibit B - Principal Holders of Shares as of [August 15, 2008]
Exhibit C - Proxy Voting Card

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Cadre Funds are being asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Cadre Funds into Prime Series and Government Series of PFM Funds (the “Reorganization”). Currently, PFM Funds is a Virginia corporation known as CCRF. Prior to consummation of the Reorganization, CCRF will convert to a Virginia business trust and change its name to PFM Funds. Prime Series is a separate investment portfolio of Commonwealth Cash Reserve Fund, Inc. (“CCRF”), represented by a separate class of CCRF shares, and is now known as SNAP® Fund. Government Series is a separate investment portfolio of CCRF, represented by a separate class of CCRF shares, and is now know as CCRF Federal Portfolio. In connection with the conversion to a Virginia business trust, the names of SNAP® Fund and CCRF Federal Portfolio will be changed to Prime Series and Government Series, respectively.

At a special meeting of the Board of Trustees of the Trust (the “Board”) held on June 25, 2008, the Board, including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), approved the Plan substantially in the form attached to this Proxy Statement/Prospectus as Exhibit A, which qualifies the following discussion in its entirety. The Board has determined that the Reorganization is in the best interests of the shareholders of each of the Cadre Funds. Under the Plan, Liquid Asset Fund and Money Reserve Fund would be reorganized into Prime Series, and Government Reserve Fund would be reorganized into Government Series.

More specifically, the Plan provides for: (1) the acquisition of substantially all of the assets and liabilities of Liquid Asset Fund by Prime Series in exchange for Cash Management Class shares of Prime Series, which shares will be distributed to shareholders of Liquid Asset Fund; (2) the acquisition of substantially all of the assets and liabilities of Money Reserve Fund by Prime Series in exchange for Institutional Class shares of Prime Series, which shares will be distributed to shareholders of Money Reserve Fund; and (3) the acquisition of substantially all of the assets and liabilities of Government Reserve Fund by Government Series in exchange for shares of Government Series, which shares will be distributed to shareholders of Government Reserve Fund. Under the Plan, the shares of Prime Series or Government Series received by each Cadre Fund will be distributed pro-rata to shareholders of that Cadre Fund in liquidation of the interests of shareholders in that Cadre Fund, and upon such distribution, the Cadre Funds will be terminated and actions will be taken to dissolve the Trust under Delaware law.

The Plan is subject to the separate approval of shareholders of each of the Cadre Funds. If the shareholders of a Cadre Fund approve the Plan and the Reorganization is consummated, each shareholder of that Cadre Fund will receive shares of PFM Funds having a total net asset value equal to the total net asset value of the shareholder’s investment in the Cadre Fund.

In the event that the Plan is approved by shareholders of less than all of the Cadre Funds, the Board will determine what action to take and may determine to consummate the Reorganization with respect to those Cadre Funds as to which shareholder approval has been obtained or may determine not to consummate the Reorganization with respect to any of the Cadre Funds, consistent with what it believes to be in the best interests of shareholders of each of the Cadre Funds.

SUMMARY

This is only a summary of certain information contained in the Proxy Statement/Prospectus. You should read the complete information contained in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), the Prospectuses of the Acquiring Funds and Acquiring Funds Semi-Annual Reports and Acquiring Funds Annual Reports, which are included with this Proxy Statement/Prospectus. An amended registration statement of PFM Funds, containing new prospectuses for Prime Series and Government Series of PFM Funds that reflect the conversion of PFM Funds into a Virginia business trust and related changes in the names of PFM Funds and its series, has been filed with the SEC and is not yet effective. These new prospectuses also contain information regarding the classes of shares of Prime Series and the fees and expenses of Prime Series and Government Series that differs in certain respects from the currently existing fees and expenses of Prime Series and Government Series. However, the fees of Prime Series and Government Series as they will be in effect upon the consummation of the Reorganization, and the anticipated expenses of Prime Series (and its Cash Management Class and Institutional Class of shares) and of Government Series, are described in this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

The Reorganization is intended to combine the Cadre Funds with Prime Series and Government Series of PFM Funds. Like the Cadre Funds, Prime Series and Government Series are managed by PFM Asset Management LLC (“PFM”). It is expected that the Reorganization will achieve certain efficiencies and cost savings that are anticipated to result from the consolidation of the Funds.

The Board has approved the Plan and recommends that shareholders of the Cadre Funds vote to approve the Plan. If shareholders of the Cadre Funds approve the Plan, substantially all of each Cadre Fund’s net assets will be transferred to the respective Acquiring Fund, and in exchange, shares of the respective Acquiring Fund equal in value to the net assets of the Cadre Fund will be transferred to the Acquiring Fund. The respective Acquiring Fund shares will then be distributed pro-rata to the respective Cadre Fund’s shareholders and the Cadre Fund will be terminated. If the Reorganization is consummated with respect to each of the Cadre Funds, the Trust will be liquidated and dissolved under Delaware law.

This means that, if the Reorganization is approved and consummated with respect to the Cadre Fund whose shares you now own, you will cease to be a shareholder of that Cadre Fund and will become a shareholder of the applicable Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (the “Closing Date”), which is expected to be [September 29, 2008].

For the reasons set forth below under “Reasons for the Reorganization,” the Board and the Board of Directors of the PFM Funds (the “PFM Funds Board,” and collectively, the “Boards”) have concluded that the Reorganization is in the best interests of the Cadre Funds and the Acquiring Funds, respectively. The Board and the PFM Funds Board have also concluded that no dilution in value would result to the shareholders of the Cadre Funds and the Acquiring Funds, respectively, as a result of the Reorganization.

How do the investment objectives, strategies and policies of the Cadre Funds and the Acquiring Funds compare?

Like the Cadre Funds, the Acquiring Funds are money market mutual funds managed by PFM. The investment objective of each Cadre Fund is substantially similar, but not identical, to the investment objective of the respective Acquiring Fund. Liquid Asset Fund and Money Reserve Fund pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio of the Trust, which is a diversified portfolio that invests in various money market instruments. Government Reserve Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Trust, which is a diversified portfolio that invests in short-term obligations of the U.S. government and agencies and instrumentalities thereof and repurchase agreements. The Money Market Portfolio and U.S. Government Money Market Portfolio, like the Cadre Funds, are series of the Trust.

The investment objectives of Prime Series and those of Liquid Asset Fund and Money Reserve Fund are substantially the same. The investment objective of Prime Series is to provide shareholders with high current income, consistent with stability, safety of principal and liquidity. The investment objective of both Liquid Asset Fund and Money Reserve Fund is high current income, consistent with preservation of capital and maintenance of liquidity. The investment policies of Prime Series and those of Liquid Asset Fund and Money Reserve Fund are also substantially the same, with the primary differences being that: Prime Series can invest in corporate notes and municipal obligations, while Liquid Asset Fund and Money Reserve Fund cannot; Prime Series is limited to repurchase agreements with a maximum maturity of 60 days, while Liquid Asset Fund’s and Money Reserve Fund’s policies allows for repurchase agreements with a maximum maturity of 365 days; and Prime Series can invest up to 35% of its total assets in commercial paper, while Liquid Asset Fund and Money Reserve Fund have no such limit. Prime Series and each of Liquid Asset Fund and Money Reserve Fund are rated AAAm by Standard and Poor’s, and Prime Series expects to retain this rating following the Reorganization.

The investment objectives of Government Series and Government Reserve Fund are substantially the same. The investment objective of Government Series is to provide its shareholders with high current income, consistent with stability, safety of principal and liquidity, and to maintain a stable net asset value of $1.00 per share. The investment objective of Government Reserve Fund is high current income, consistent with preservation of capital and maintenance of liquidity. The investment policies of Government Series are also substantially similar to those of Government Reserve Fund, with the primary differences being that Government Series is limited to repurchase agreements with a maximum maturity of 60 days, while the Government Reserve Fund’s policy allows for repurchase agreements up to a maximum of 365 days. Government Series and Government Reserve Fund are each rated AAAm by Standard and Poor’s. Government Reserve Fund is also rated Aaa by Moody’s. It is expected that Government Series will retain its Standard and Poor’s rating and obtain the same rating by Moody’s following the Reorganization.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies and Risks” below.

What are the general tax consequences of the Reorganization?

It is expected that shareholders of the Cadre Funds will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Cadre Funds for shares of the respective Acquiring Funds pursuant to the Reorganization. You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization may have on you in light of your individual circumstances. See “Information About the Reorganization - What are the tax consequences of the Reorganization?”

Who manages the Funds?

The management of the business and affairs of each Fund is the responsibility of the Board or of the PFM Funds Board, as applicable. The Boards select officers of the Trust or PFM Funds, as applicable, who are responsible for the day-to-day operations of the Funds.

PFM manages the assets of the series of the Trust (either the Money Market Portfolio or the U.S. Government Money Market Portfolio) in which the Cadre Funds invest their assets and manages the assets of Prime Series and Government Series, and in such capacity, makes all investment decisions. PFM’s principal offices are located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044. PFM is registered as an investment adviser under the Investment Advisers Act of 1940, and is under common ownership with Public Financial Management, Inc., a financial advisory firm. In the aggregate, PFM and Public Financial Management, Inc. have acted as financial advisers or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. PFM had more than $32 billion in discretionary funds under management as of March 31, 2008. Together, these companies provide their clients with financial, investment advisory, and cash management services.

A discussion of the basis for each Board’s approval of each Fund’s respective investment advisory arrangements is available in the Cadre Funds’ semi-annual report to shareholders for the six months ended March 31, 2008 and the Acquiring Funds’ annual reports to shareholders for the fiscal year ended June 30, 2007 (and will be included in the Acquiring Funds’ annual reports for the fiscal year ended June 30, 2008, when available).

In addition, the portfolio managers for the Money Market Portfolio and the U.S. Government Money Market Portfolio of the Trust (in which the Cadre Funds invest) and for the Acquiring Funds are the same individuals. The Reorganization will not result in any management changes. As a result, the following individuals will continue to manage the Acquiring Funds after the completion of the Reorganization: Michael Varano has primary responsibility for making day-to-day investment decisions. In making investment decisions for the Funds, Mr. Varano regularly consults with Martin P. Margolis.

Martin P. Margolis, Managing Director, President and Chief Investment Officer of PFM: Mr. Margolis founded the investment management business now conducted by PFM in 1980. As manager of the investment advisory business, Mr. Margolis oversees the development and implementation of client investment policies; all credit research and the management of client portfolios. He is the President and Chief Compliance Officer of PFM and a Managing Director. Prior to his work in the investment advisory field, Mr. Margolis was Special Assistant to the Governor and Director of Program Development in the Pennsylvania Governor’s Office where he had broad responsibility for budgetary, fiscal and debt management activities. Mr. Margolis has a Bachelor’s Degree in History from the University of Pennsylvania, where he also completed course work for a Ph.D., and he was a Social Sciences Research Council Fellow at Harvard University.

Michael Varano, Managing Director and Senior Portfolio Manager of PFM: Mr. Varano has been employed by PFM and its predecessor organization, Financial Management Services, since March 1985 in active Investment Management. He is responsible for the trading and management of fixed income portfolios totaling over $15 billion. During his tenure at PFM, he has actively managed over 200 individual bond proceeds investment portfolios, most involving arbitrage rebate compliance. Mr. Varano currently manages eleven local government investment pool programs and two money market funds. Mr. Varano holds a Bachelor’s Degree in Accounting - Business Administration from Bloomsburg University.

What are the fees and expenses of each Fund and what might they be after the Reorganization?

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. There are no sales charges (loads) for any of the Funds and the operating expenses shown are based on expenses incurred during the Cadre Funds’ fiscal year ended September 30, 2007, and the Acquiring Funds’ fiscal year ended June 30, 2007, restated to reflect contractual expense changes that will be implemented by the Acquiring Funds at the time of the Reorganization. The expenses below are also shown on a pro forma (estimated) basis assuming that the Reorganization is approved.

	Actual			Pro-forma
	Liquid Asset Fund		Prime Series*	Prime Series - Cash Management Class, After Reorganization
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Investment Advisory Fees	0.08	% (1)	0.07%	0.05%
Administrative Fees	0.19%		0.00%	0.01%
Transfer Agent Fees	0.05%		0.20%	0.20%
Total Management Fees	0.32%		0.27%	0.26%
Distribution (12b-1) Fees	None		None	None
Other Expenses	0.83	% (2)	0.74%	0.75%
Total Annual Fund Operating Expenses	1.15%		1.01%	1.01%

	Actual			Pro-forma
	Money Reserve Fund		Prime Series**	Prime Series - Institutional Class, After Reorganization
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Investment Advisory Fees	0.08	% (1)	0.07%	0.05%
Administrative Fees	0.10%		0.00%	0.01%
Transfer Agent Fees	0.05%		0.09%	0.09%
Total Management Fees	0.23%		0.16%	0.15%
Distribution (12b-1) Fees (4)	None		None	None
Other Expenses	0.08	% (2)	0.01%	0.02%
Total Annual Fund Operating Expenses (before reimbursement and/or waiver)	0.31%		0.17%	0.17%
Reimbursement and/or waiver of Fund Expenses	(0.01	%)(3)	0.00%	0.00%
Total Annual Fund Operating Expenses (after reimbursement and/or waiver)	0.30%		0.17%	0.17%

* Cash Management Class shares will first be issued in connection with the Reorganization. Fees represent the current fees of Prime Series (now known as SNAP® Fund).
** Institutional Class shares will first be issued in connection with the Reorganization. Fees represent the current fees of Prime Series (now known as SNAP® Fund).

	Actual			Pro-forma
	Government Reserve Fund		Government Series	Government Series - Institutional Class, After Reorganization
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Investment Advisory Fees	0.06	% (1)	0.12%	0.07%
Administrative Fees	0.10%		0.05%	0.01%
Transfer Agent Fees	0.05%		0.00%	0.09%
Total Management Fees	0.21%		0.17%	0.17%
Distribution (12b-1) Fees (4)	None		None	None
Other Expenses	0.06	% (2)	0.48%	0.05%
Total Annual Fund Operating Expenses	0.27%		0.65%	0.22%

(1)
In the case of Liquid Asset Fund and Money Reserve Fund, investment advisory fees include the investment advisory fees paid by the Money Market Portfolio, in which they invest. In the case of Government Reserve Fund, investment advisory fees include the investment advisory fees paid by the U.S. Government Money Market Portfolio, in which it invests.

(2)
Includes expenses of the Funds other than investment advisory, administration and transfer agent fees. For Liquid Asset Fund and Money Reserve Fund this also includes their respective shares of the Money Market Portfolio’s operating expenses (excluding the investment advisory fee). For Government Reserve Fund this also includes its share of the U.S. Government Money Market Portfolio’s operating expenses (excluding the investment advisory fee). The other expenses of the Liquid Asset Fund have been updated to reflect current and anticipated expense levels since the date of the Fund’s last prospectus.

(3)
The administration agreement relating to the Cadre Funds requires PFM, as the Fund’s investment adviser, to pay or absorb expenses of the Money Reserve Fund (including the Fund’s share of the Money Market Portfolio’s expenses, but excluding interest, taxes, brokerage commissions, litigation expenses and extraordinary expenses of the Fund) to the extent necessary to assure that total ordinary operating expenses of Money Reserve Fund do not exceed an annual rate of 0.30% of the average daily net assets of Money Reserve Fund.

(4)
Expenses associated with the distribution of shares of the Institutional Class will include any expenses incurred pursuant to the Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that is currently in effect and which will remain in effect after the Reorganization. Under the 12b-1 Plan, distribution related expenses paid by the Institutional Class may not exceed 0.25% of the average daily net assets of Prime Series attributable to the class. Under the Distribution Agreement between the Trust and PFM Fund Distributors, Inc. (the “Distributor”) (the “Distribution Agreement”), the Distributor is required to bear all of the costs associated with distribution of shares of Prime Series, including the incremental costs of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board. Currently, no expenses have been approved by the Board of Trustees for payment under the 12b-1 Plan. Thus, Prime Series is not currently accruing any amounts payable by the Institutional Class pursuant to the 12b-1 Plan.

Examples

These examples are intended to help you compare, both before and after the Reorganization: (1) the costs of investing in the Institutional and Cash Management Classes of Prime Series with the cost of investing in Liquid Asset Fund and Money Reserve Fund, respectively; and (2) the costs of investing in Government Series with the costs of investing in Government Reserve Fund. You can also use these examples to compare the costs of these Funds with the costs of other mutual funds with similar investment objectives. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as set forth in the preceding table. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
Liquid Asset Fund	$118	$367	$636	$1,404
Prime Series	$104	$323	$560	$1,241
Pro-forma Prime Series - Cash Management Class, After Reorganization	$104	$323	$560	$1,241

Fund/Class	1 Year	3 Years	5 Years	10 Years
Money Reserve Fund	$31	$97	$169	$381
Prime Series	$17	$55	$96	$217
Pro-forma Prime Series - Institutional Class, After Reorganization	$17	$55	$96	$217

Fund/Class	1 Year	3 Years	5 Years	10 Years
Government Reserve Fund	$28	$87	$152	$344
Government Series	$67	$209	$363	$812
Pro-forma Government Series - Institutional Class, After Reorganization	$23	$71	$124	$281

These are examples only and do not represent future expenses, which may be greater or less than those shown above.

How do the performance records of the Funds compare?

As described under the section “Reasons for the Reorganization,” the Boards considered a number of factors when reviewing the Plan and considering the proposed Reorganization. The information provided below gives some indication of the risks of an investment in the Funds by showing how the Funds’ performance has varied from year to year and by comparing the Funds’ performance with a broad measure of market performance. Please keep in mind that a Fund’s past performance does not represent how it will perform in the future.

The following bar charts show the changes in the performance of Prime Series and Government Series of PFM Funds, and of Liquid Asset Fund, Money Reserve Fund and Government Reserve Fund of the Trust, for the past ten years (or since inception if the Fund has not existed for ten years).  Prior to September 17, 2004, Prime Series was a series of Evergreen Select Money Market Trust (the “Evergreen Trust”) and was managed by Evergreen Investment Management Company, which is not affiliated with PFM. The information below for Prime Series reflects the performance of Prime Series as a series of the Evergreen Trust. Effective February 14, 2004, PFM assumed responsibility as investment adviser of the series of the Trust in which the Cadre Funds invest as a result of PFM’s acquisition of Cadre Financial Services, Inc. (“Cadre Financial”). The information below for the Cadre Funds reflects the performance of the Cadre Funds as managed by Cadre Financial.

PRIME SERIES

GOVERNMENT SERIES

LIQUID ASSET FUND

MONEY RESERVE FUND

GOVERNMENT RESERVE FUND

Note: Results in the preceding bar charts are shown on a calendar year basis. The fiscal year end of Liquid Asset Fund and Money Reserve Fund is September 30. On June 25, 2008, the Board approved changing the fiscal year-end of the Government Reserve Fund from September 30 to June 30. The fiscal year-end of the Acquiring Funds is June 30.

	High Quarter		Low Quarter		Year-to-Date through June 30, 2008 (unannualized)
Prime Series	3rd Qtr 2000	1.66%	3rd Qtr 2003	0.26%	1.79%
Government Series	4th Qtr 2000	1.64%	2nd Qtr 2004	0.24%	1.71%
Liquid Asset Fund	3rd Qtr 2000	1.56%	1st Qtr 2004	0.11%	1.08%
Money Reserve Fund	4th Qtr 2000	1.63%	3rd Qtr 2003	0.20%	1.63%
Government Reserve Fund	3rd Qtr 2000	1.61%	4th Qtr 2003	0.19%	1.45%

Average Annual Total Return (as of calendar year December 31, 2007)
Fund Name	Past One Year	Past Five Years	Past Ten Years or Since Inception(1)
Prime Series	5.36%	3.19%	3.93%
Government Series	4.88%	n/a	2.42%
Liquid Asset Fund	4.64%	2.62%	3.14%
Money Reserve Fund	5.15%	2.99%	3.49%
Government Reserve Fund	5.06%	2.94%	3.50%

(1)
Since inception returns are shown if the Fund, or class thereof, has existed for less than 10 years. Prime Series commenced operations more than 10 years ago (as a series of the Evergreen Trust). The inception date for Government Series, Liquid Asset Fund, Money Reserve Fund and Government Reserve Fund were May 19, 2003, May 3, 1999, January 5, 1999 and May 19, 1999, respectively.

For the current seven-day yield of the Cadre Funds, call 1-888-542-8890. For the current seven-day yield of the Acquiring Funds, call 1-800-338-3383.

Where can I find more financial information about the Funds?

Each Fund’s annual report contains a discussion of that Fund’s performance during the past five fiscal years and shows per share information for each of the past five fiscal years, as applicable. The Cadre Funds’ annual and semi-annual reports are included with the Statement of Additional Information to this Proxy Statement/Prospectus. The Acquiring Funds’ Semi-Annual Reports and Annual Reports accompany this Proxy Statement/Prospectus. These documents are also available upon request. (See “More Information About the Funds” below.) The Prospectuses of the Acquiring Funds also contains further information, including financial information, about the Acquiring Funds and are available upon request. As previously noted, an amended registration statement of PFM Funds, containing new prospectuses for Prime Series and Government Series of PFM Funds that reflect the conversion of PFM Funds into a Virginia business trust and related changes in the names of PFM Funds and its series, has been filed with the SEC and is not yet effective. These new prospectuses also contain information regarding the classes of shares of Prime Series and the fees and expenses of Prime Series and Government Series that differs in certain respects from the currently existing fees and expenses of Prime Series and Government Series. However, the fees of Prime Series and Government Series as they will be in effect upon the consummation of the Reorganization, and the anticipated expenses of Prime Series (and its Cash Management Class and Institutional Class of shares) and of Government Series, are described in this Proxy Statement/Prospectus. It is expected that the amended registration statement will become effective on or about [September 29, 2008]. See “More Information About the Funds” below.

How do the purchase and redemption procedures of the Funds compare?

The share purchase procedures of the Funds are substantially similar, though not identical. The purchase of shares of each of the Funds may be made by calling the Funds’ transfer agent, by mailing a check or by initiating a transaction through the Funds’ online access systems. Purchases can also be made by Federal Funds wire for all Funds. For the Cadre Funds, purchases may also be made via Automated Clearing House (ACH) transfers, which feature will be made available for the purchase of shares of Prime Series and Government Series upon consummation of the Reorganization.

Money Reserve Fund and Government Reserve Fund impose a $1 million minimum initial investment requirements and accounts in those Funds with minimum balances less than $1 million may be closed at the discretion of the Trust upon 60 days notice. Liquid Asset Fund does not impose any minimum initial investment requirement and has no minimum balance requirement. Effective at the time of the Reorganization, Government Series and Institutional Class shares of Prime Series will require a $1 million minimum initial investment and a $1 million ongoing minimum account balance, and shareholders holding Cash Management Class shares of Prime Series will not be subject to any minimum initial or ongoing investment balance, but will be required to maintain a balance in another series or class of shares of PFM Funds. The minimum initial investment requirements for Institutional Class shares of Prime Series will be determined based on all of a shareholder’s accounts in Prime Series and for Government Series will be based on all of a shareholders accounts in Government Series. Accounts in Government Series or Institutional Class of Prime Series with minimum balances less than $1 million, and accounts may be closed at the discretion of PFM Funds upon 60 days notice.

The share redemption procedures of the Funds are substantially similar, though not identical. The redemption of shares of each of the Funds may be made by calling the Funds’ transfer agent, or by initiating a transaction through the Funds’ online access systems. In addition, shares may be redeemed by redemption check for each of the Funds other than Money Reserve Fund. For the Cadre Funds, redemptions may also be made via Automated Clearing House (ACH) transfers, and that feature will be available to redeem shares of Prime Series and Government Series at the time of the Reorganization.

Prime Series and Government Series presently compute their net asset values per share at 12:00 p.m. Eastern time, and orders to purchase and redeem shares must be received prior to that time to be effected on the day they are received. The Cadre Funds compute their net asset values per share at 2:00 p.m. Eastern time. Effective upon the Reorganization, PFM Funds will compute the net asset values per share of Prime Series and Government Series at 2:00 p.m. Eastern time. Each of the Funds uses the amortized cost method of valuing its portfolio securities and seeks to maintain a stable net asset value of $1.00 per share. Of course, no assurance can be given that the Funds will be able to maintain a $1.00 share value, and you may lose money by investing in the Funds.

Dividends from net investment income and net realized gains on investments for each Fund are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month unless specific instructions are received to pay dividends in cash. This procedure will remain in place for Prime Series and Government Series following the Reorganization.

What are other key features of the Funds?

As noted above, PFM is the investment adviser of each of the Acquiring Funds and for the Money Market Portfolio and U.S. Government Money Market Portfolio of the Trust in which the Cadre Funds invest, pursuant to separate investment advisory agreements.

For the investment advisory services provided to Prime Series, PFM is currently paid a fee calculated at annual rates of .08% of the average daily net assets of the Fund up to $1 billion, and .06% on such assets in excess of $1 billion. For the investment advisory services provided to Government Series, PFM is currently paid a fee calculated at annual rates of .12% of the average daily net assets of the Fund up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. In conjunction with the Reorganization, PFM and the PFM Funds have agreed to reduce PFM’s fees for investment advisory services provided to Prime Series and Government Series and such fees will be calculated at annual rates of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion and .04% on such assets of each Fund in excess of $3 billion. At a meeting held on July 3, 2008, the PFM Funds Board approved the terms of amended investment advisory agreements reflecting this fee reduction.

For investment advisory services provided to the Trust’s Money Market Portfolio, PFM is paid a fee calculated at annual rates of 0.08% of the average daily net assets of the Money Market Portfolio up to $1,500,000,000, 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000, 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000, 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000 and 0.06% of its average daily net assets in excess of $3,000,000,000. For investment advisory services provided to the Trust’s U.S. Government Money Market Portfolio, PFM is paid a fee calculated at the annual rate of 0.06% of the U.S. Government Money Market Portfolio’s average daily net assets.

Pursuant to separate underwriting agreements relating to the Funds, PFM Fund Distributors, Inc. (the “Distributor”), One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101, serves as the distributor for both the Cadre Funds and for Prime Series and Government Series. The Distributor is a wholly-owned subsidiary of PFM and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not separately compensated by the Funds for the distribution services it provides.

Expenses associated with the distribution of shares of Institutional Class of Prime Series will include any expenses incurred pursuant to the 12b-1 Plan that is currently in effect and which will remain in effect after the Reorganization. Under the 12b-1 Plan, distribution related expenses paid by the Institutional Class may not exceed 0.25% of the average daily net assets of Prime Series attributable to the class. Under the Distribution Agreement between PFM Funds and the Distributor, the Distributor is required to bear all of the costs associated with distribution of shares of Prime Series, including the incremental costs of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board. Currently, no expenses have been approved by the Board for payment under the 12b-1 Plan. Thus, Prime Series is not currently accruing any amounts payable by the Institutional Class pursuant to the 12b-1 Plan. The Cadre Funds do not have a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act in effect.

The Cadre Funds are listed on the National Association of Insurance Commissioners (NAIC) list of approved mutual funds. Prior to the Reorganization, Prime Series and Government Series of the PFM Funds will also seek listing on the NAIC’s list of approved mutual funds.

COMPARISON OF PRINCIPAL RISKS FACTORS

As with most investments, investments in the Acquiring Funds involve certain risks. These risks are substantially similar to the risks of investing in the Cadre Funds. One of these risks is related to interest rates - the chance that falling short-term interest rates will cause a Fund’s income to decline. A weak economy could cause a decline in short-term interest rates. A decline in short-term interest rates may reduce the yield of a Fund and the return on an investment in its shares. A second risk is “management risk” - the possibility that securities in which a Fund invests will cause the Fund to underperform other money market funds. The Funds are also subject to “credit risk” - the risk that the issuer of a security held by a Fund will fail to pay interest and principal in a timely manner. The Funds invest only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value per share may also be adversely affected by a substantial increase in short-term interest rates. Finally, one or more substantial redemptions of a Fund’s shares by a major shareholder within a short period of time could require PFM to liquidate positions held by that Fund more rapidly than would otherwise be desirable, which could adversely affect that Fund’s return.

Investments in the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek stable net asset values of $1.00 per share, it is possible to lose money by investing in the Funds.

INFORMATION ABOUT THE REORGANIZATION AND THE PLAN

This is only a summary of the Reorganization and the Plan. For more detailed information, you should read the Plan, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Reorganization be carried out?

If the shareholders of the Cadre Funds approve the Plan, the Reorganization will take place after the parties to the Plan satisfy various conditions.

If shareholders of the Cadre Funds approve the Plan, the Cadre Funds will deliver to the Acquiring Funds all of their assets on the Closing Date of the Reorganization. Prior to the Reorganization, each Cadre Fund will effect an in kind withdrawal of its assets from the series of the Trust in which it now invests (either the Money Market Portfolio or the U.S. Government Money Market Portfolio of the Trust). On the Closing Date, each Acquiring Fund will assume the stated liabilities of its corresponding Cadre Fund, as reflected in financial statements provided by the Trust to PFM Funds. In exchange, PFM Funds will issue shares of the Acquiring Funds equal to the value of the net assets of each Cadre Fund being acquired, which shares will be distributed by the Cadre Funds pro-rata to their respective shareholders. The value of the assets to be delivered to the Acquiring Funds will be the value of such assets computed as of [2:00 p.m.], Eastern time, on the business day prior to the Closing Date, after the payment of the dividends, using the valuation procedures of PFM Funds or such other valuation procedures as may be mutually agreed upon by the Trust and PFM Funds. Upon the closing of the transactions, the Cadre Funds will be terminated, and assuming the Reorganization is consummated with respect to each of the Cadre Funds, the Trust will thereafter be dissolved under Delaware law.

In the Reorganization: (1) the assets and liabilities of Liquid Asset Fund will be acquired by Prime Series in exchange for Cash Management Class shares of Prime Series which will be distributed to shareholders of Liquid Asset Fund; (2) the assets and liabilities of Money Reserve Fund will be acquired by Prime Series in exchange for Institutional Class shares of Prime Series which will be distributed to shareholders of Money Reserve Fund; and (3) the assets and liabilities of Government Reserve Fund will be acquired by Government Series in exchange for shares of Government Series which will be distributed to shareholders of Government Reserve Fund.

Who will pay the expenses of the Reorganization?

Each of the Cadre Funds will bear its own expenses relating to the Reorganization, excluding the cost of soliciting proxies (which will be borne by PFM), which are estimated to be the following expressed as a percent of net assets: Liquid Asset Fund - 0.059% of net assets; Money Reserve Fund - 0.018% of net assets; and Government Reserve Fund - 0.011% of net assets. In addition, PFM expects to pay $152,855 of the costs of the Reorganization, as a consequence of expense waivers relating to the Funds, plus the cost of soliciting proxies. It is expected, but cannot be assured, that each of the Cadre Funds will realize ongoing cost savings as a result of the Reorganization that will within one year exceed the costs borne by that Fund in connection with the Reorganization.

What are the tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions made and representation to be made on behalf of the Cadre Funds and the Acquiring Funds, it is expected that Schulte Roth & Zabel LLP, counsel for the Trust, will provide a legal opinion that, for federal income tax purposes: (1) shareholders of the Cadre Funds will not recognize any gain or loss as a result of the exchange of their shares of the Cadre Funds for shares of the respective Acquiring Funds; and (2) the Acquiring Funds and their shareholders will not recognize any gain or loss upon receipt of the respective Cadre Funds’ assets.

Capital losses of the Funds can generally be carried forward to each of the eight years succeeding the loss year to offset future capital gains of the Funds. As of the fiscal year ended September 30, 2007, Liquid Asset Fund and Money Reserve Fund had capital loss carryforwards of $4,370 and $11,531, respectively. As of their fiscal years ended June 30, 2008, each of Government Reserve Fund, Prime Series and Government Series had no capital loss carryforwards. All shareholders of the Acquiring Funds, including shareholders of the Cadre Funds who acquire shares of Prime Series or Government Series in the Reorganization, may benefit from these capital loss carryforwards, which may be used by Prime Series or Government Series to offset future capital gains.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period for their shares for federal income tax purposes. Shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, and state and local tax consequences, if any, of the Reorganization. The discussion in this Proxy Statement/Prospectus only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Funds?

If the Reorganization is approved by shareholders of the Cadre Funds and consummated, full and fractional shares of the respective Acquiring Funds will be distributed to shareholders of the Cadre Funds in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable. The shares of the respective Acquiring Fund will be recorded in each shareholder’s account, and the respective Acquiring Fund will then send a confirmation to each shareholder.

The Acquiring Funds’ shares to be issued in the Reorganization have substantially the same rights and privileges as your respective Cadre Fund shares. For example, all shares have voting rights. Like the Trust, PFM Funds does not routinely hold annual meetings of shareholders. However, PFM Funds and the Trust may hold special meetings of shareholders for matters requiring shareholder approval. As is the case with respect to the Cadre Funds, the Acquiring Funds impose no sales charges (loads) in connection with purchases of their shares. In addition, no redemption fees are imposed by the Acquiring Funds.

What are the capitalizations of the Funds and what might the capitalizations be after the Reorganization?

The following table sets forth, as of June 30, 2008, the separate capitalizations of the Acquiring Funds and the Cadre Funds, and the estimated capitalizations of the Acquiring Funds as adjusted to give effect to the Reorganization. The capitalizations of the Acquiring Funds are likely to be different when the Reorganization is actually consummated.

(unaudited)	Cadre Fund		Acquiring Fund/Class		Pro-forma Adjustments to Capitalization(1)		Acquiring Fund after Reorganization (estimated)
Liquid Asset Fund net assets	[$34,595,854	]	[$0	]	[($17,673)	]	[$34,578,181	]
Liquid Asset Fund shares outstanding	[34,595,854	]	[0	]	[(17,673)	]	[34,578,181	]
Liquid Asset Fund net asset value per share	$1.00		$1.00				$1.00
Money Reserve Fund net assets	[$184,152,693	]	[$500,517,648	]	[(36,827)	]	[$684,633,514	]
Money Reserve Fund shares outstanding	[184,152,693	]	[500,517,648	]	[(36,827)	]	[684,633,514	]
Money Reserve Fund net asset value per share	$1.00		$1.00				$1.00
Government Reserve Fund net assets	[$167,376,947	]	[$15,228,391	]	[(21,179)	]	[$182,584,159	]
Government Reserve Fund shares outstanding	[167,376,947	]	[$15,228,391	]	[(21,179)	]	[182,584,159	]
Government Reserve Fund net asset value per share	$1.00		$1.00				$1.00

(1) The adjustments reflect the estimated costs of the Reorganization incurred by each Fund.

REASONS FOR THE REORGANIZATION

Based on the considerations described below, the Board, including all of the Independent Trustees, have determined that the Reorganization is in the best interests of each of the Cadre Funds. Similarly, the PFM Funds Board, including the directors who are not “interested persons,” as defined by the 1940 Act, of PFM Funds, determined that the Reorganization is in the best interests of the Acquiring Funds. The Boards also determined that the interests of the Cadre Funds’ and the Acquiring Funds’ existing shareholders would not be diluted as a result of the Reorganization.

At meetings of the Board held on May 7, 2008 and June 25, 2008, PFM presented and the Board considered information relating to the proposed combination of the Cadre Funds with the Acquiring Funds, including detailed information relating to the potential benefits of the Reorganization and its costs. The Independent Trustees reviewed and discussed this information with the assistance of independent legal counsel, and considered various matters relating to the Acquiring Funds and the Reorganization. The Board considered, among other things: the anticipated costs of the Reorganization and how such costs would be borne; the anticipated fees and expenses of the Acquiring Funds, the ongoing annual operating expenses of the Cadre Funds and the projected annual operating costs of Prime Series and Government Series, assuming consummation of the Reorganization and consummation of a combination of another series of PFM Funds with Prime Series; the compatibility of the investment portfolios of the Funds and of their respective investment objectives and policies; the anticipated tax consequences and implications of the Reorganization; the relative investment performance of the Funds; the nature, scope and quality of investment advisory services provided by PFM to the Acquiring Funds and of other servicing arrangements for the Acquiring Funds, including distribution; the proposed class structure for Prime Series; the proposed compensation of the PFM Funds Board; matters relating to insurance and indemnification of the Trustees of the Trust as affecting current and former Trustees who would, as a result of the Reorganization, no longer have the benefit of indemnification from the assets of the Trust; alternatives to the Reorganization; and the anticipated benefits of the Reorganization to PFM.

The Board noted that the investment objectives and policies of the Cadre Funds are substantially similar to those of the respective Acquiring Funds and that the respective portfolios of the Cadre Funds have historically been managed in substantially the same manner (and have substantially similar holdings) as the respective portfolios of the Acquiring Funds. With respect to performance, the materials provided to the Board showed that the gross performance of Prime Series, and of Liquid Asset Fund and Money Reserve Fund, had been similar for the trailing one-year and three-year periods (through March 31, 2008), but that Prime Series performed better on a net basis over the same period due to its lower expenses. The materials showed that the performance of Government Reserve Fund had exceeded that of Government Series on both a gross and net basis for the trailing one-year and three-year periods (through March 31, 2008). PFM explained the factors contributing to this difference (particularly, the asset size of Government Series and the concentration of ownership of shares of Government Series), which would most likely be eliminated if the Reorganization were consummated and the assets of Government Reserve Fund combined with the assets of Government Series.

The Board also considered the fees and expense ratios of the Funds and the anticipated effect of certain proposed fee reductions that PFM was offering to implement for the Acquiring Funds, and reviewed existing contractual fee waivers and proposed voluntary fee waivers for the Funds and their anticipated impact on expense ratios. In this regard, the Board observed that there were potential benefits to the Cadre Funds and their shareholders that may be achieved as a result of the Reorganization and the resulting larger asset bases of the Acquiring Funds, although there can be no assurance that the operational savings will be realized. The Board also believed it important that the contractual fees of Prime Series and Government Series would be lower than those of the respective Cadre Funds, and that PFM would, as a result of existing fee waivers, bear a meaningful portion of the costs associated with the Reorganization.

Based on the foregoing, and its consideration of all relevant factors, the Board, including all of the Independent Trustees, approved the Plan. In doing so, the Board determined that the Reorganization is in the best interests of the Cadre Funds and that no dilution of value would result to the Cadre Funds or their shareholders from the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

If shareholders of one or more of the Cadre Funds do not approve the Plan, the Board will consider other possible courses of action, which may include liquidation of those Cadre Funds or the liquidation and dissolution of the Trust.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISK

This section describes the investment objectives, principal investment strategies and the key investment policies of the Funds, and certain differences between such objectives, strategies and policies, as well as the risks associated with such objectives, strategies and policies. For a complete description of the Acquiring Funds’ investment strategies, policies and risks, you should read the Acquiring Funds’ Prospectuses, which are included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Cadre Funds and the Acquiring Funds?

Like the Cadre Funds, the Acquiring Funds are money market mutual funds managed by PFM. The investment objective of each Cadre Fund is substantially similar, but not identical, to the investment objective of the respective Acquiring Fund. The investment objective of Prime Series is to provide shareholders with high current income, consistent with stability, safety of principal and liquidity. The investment objective of both Liquid Asset Fund and Money Reserve Fund is high current income, consistent with preservation of capital and maintenance of liquidity. The investment objective of Government Series is to provide its shareholders with high current income, consistent with stability, safety of principal and liquidity, and to maintain a stable net asset value of $1.00 per share. The investment objective of Government Reserve Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

Liquid Asset Fund and Money Reserve Fund pursue their investment objective by investing all of their investable assets in the Money Market Portfolio of the Trust, which is a diversified portfolio that invests in various money market instruments. Government Reserve Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio, which is a diversified portfolio that invests in short-term obligations of the U.S. government and agencies and instrumentalities thereof and repurchase agreements. Money Market Portfolio and U.S. Government Money Market Portfolio are also each a series of the Trust.

Are there any significant differences between the investment strategies and policies of the Cadre Funds and the Acquiring Funds?

The investment policies of Prime Series and those of Liquid Asset Fund and Money Reserve Fund are also substantially the same, with the primary differences being that: Prime Series can invest in corporate notes and municipal obligations, while Liquid Asset Fund and Money Reserve Fund cannot; Prime Series is limited to repurchase agreements with a maximum maturity of 60 days, while Liquid Asset Fund’s and Money Reserve Fund’s policies allows for repurchase agreements with a maximum maturity of 365 days; and Prime Series can invest up to 35% of its total assets in commercial paper, while Liquid Asset Fund and Money Reserve Fund have no such limit. Prime Series and each of Liquid Asset Fund and Money Reserve Fund are rated AAAm by Standard and Poor’s, and Prime Series expects to retain this rating following the Reorganization.

The investment policies of Government Series are also substantially similar to those of Government Reserve Fund, with the primary differences being that Government Series is limited to repurchase agreements with a maximum maturity of 60 days, while the Government Reserve Fund’s policy allows for repurchase agreements up to a maximum of 365 days. Government Series and Government Reserve Fund are each rated AAAm by Standard and Poor’s. Government Reserve Fund is also rated Aaa by Moody’s. It is expected that Government Series will retain its Standard and Poor’s rating and obtain the same rating by Moody’s following the Reorganization.

How do the fundamental investment restrictions of the Funds differ?

The Funds have adopted substantially similar fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a prior Majority Vote (as defined below) of its shareholders. The Acquiring Funds’ fundamental investment restrictions are listed in each of the Acquiring Funds’ Statement of Additional Information dated October 31, 2007 related to the Acquiring Fund Prospectus, which is incorporated by reference in to the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

MORE INFORMATION ABOUT THE FUNDS

Administration and Transfer Agency Services. PFM acts as administrator and transfer agent for each of the Funds.

For administrative services provided to the Cadre Funds, PFM is paid fees calculated at the following annual rates:

Asset Net Assets	Liquid Asset Fund	Reserve Money Fund	Government Reserve Fund
0 - $250,000,000	0.19%	0.10%	0.10%
$250,000,001 - $1,000,000,000	0.165%	0.075%	0.075%
Over $1,000,000,000	0.14%	0.05%	0.05%

For transfer agency services provided to the Cadre Funds, PFM is paid a fee calculated based at the annual rates pf 0.05% of each of the Cadre Fund’s first $250 million average daily net assets, 0.04% of each Fund’s next $750 million average daily net assets and 0.03% of each Fund’s average daily net assets in excess of $1 billion.

PFM is currently paid an administration fee computed at the annual rate of 0.05% of the average daily net assets of Government Series. PFM is not currently compensated for the administration services it provides to Prime Series. Effective upon consummation of the Reorganization, Prime Series and Government Series will each pay PFM an administration fee for administration services calculated at an annual rate of .01% of average daily net assets.

PFM is not currently compensated for the transfer agency services it provides to Prime Series or Government Series. Effective upon consummation of the Reorganization, PFM will be paid fees for transfer agent services that with respect to the Institutional Class and the Cash Management Class of shares of Prime Series and with respect to Government Series will be computed at the following annual rates:

Fund/Class	% of Average Daily Net Assets
Prime Series - Institutional Class	0.09%
Prime Series - Cash Mgmt Class	0.20%
Government Series	0.09%

Voluntary fee waivers and expense reimbursements may be provided by PFM on a voluntary basis from time to time. For a period of at least one year from the effective date of this Proxy Statement/Prospectus, PFM expects to make voluntary fee waivers of its transfer agent fees in order to maintain overall net expense ratios of 0.17% and 0.23% for the Institutional Class of shares of Prime Series and for Government Series, respectively.

Custodial Services. U.S. Bank, N.A. (“U.S. Bank”) is the custodian of the securities of the Funds.

Actions by PFM Funds. Prior to the Reorganization, PFM Funds will hold a meeting of its shareholders to vote upon the following proposals: (1) to convert PFM Funds from a Virginia corporation to a Virginia business trust; (2) to elect seven individuals to serve as trustees of PFM Funds following its conversion from a Virginia corporation to a Virginia business trust; and (3) to reorganize one of the three presently existing investment portfolios of PFM Funds, known as CCRF Prime Portfolio, into Prime Series. In connection with the conversion of PFM Funds, its existing name, Commonwealth Cash Reserve Fund, Inc., will be changed to PFM Funds, and investment portfolios of the PFM Funds now known as SNAP® Fund and CCRF Federal Portfolio will be changed to Prime Series and Government Series.

Additional Information. More information about the Acquiring Funds is included in: (1) each Acquiring Fund’s Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus; (2) each Acquiring Fund’s Statement of Additional Information dated October 31, 2007, as amended to date; (3) the Statement of Additional Information dated [August 20, 2008] to this Proxy Statement/Prospectus, which is incorporated by reference herein; (4) the Acquiring Funds’ annual reports to shareholder for the year ended June 30, 2007, which are included with and considered a part of this Proxy Statement/Prospectus and for the year ended June 30, 2008, when available (“Annual Reports”); and (5) the Acquiring Funds’ Semi-Annual Reports, which are included with and considered a part of this Proxy Statement/Prospectus. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports, and the Acquiring Funds’ Semi-Annual Reports, which have been (or will be) filed with the SEC, by calling 800-338-3383, or by writing to PFM at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by PFM Funds with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement filed by Commonwealth Cash Reserve Fund, Inc. and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer. Statements contained herein describing the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E. Room 1580, Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s web site at www.sec.gov. To request information regarding the Funds, you may also send an email to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

How will solicitations be made?

This proxy solicitation is being made by the Board for use at the Meeting. The cost of this proxy solicitation will be borne as set forth below. In addition to the solicitation of proxies by mail, officers and employee of PFM and its affiliates may, without special compensation, solicit proxies by means of telephone, facsimile transmission or other electronic media, or personal contacts.

How will the shareholder voting be handled?

Only shareholders of record of the Cadre Funds at the close of business on August [15], 2008 (the “Record Date”), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus. Each such shareholder of a Cadre Fund will be entitled to cast a vote on the Proposal equal to the aggregate net asset value of shares of that Cadre Fund owned by the shareholder. In order to conduct business at the Meeting, a quorum must be present. A “quorum” means forty percent (40%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting. If sufficient votes to approve the Proposal with respect to any of the Cadre Funds are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies. A majority of the votes cast by shareholders present in person or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting. It is anticipated that the persons named as proxies on the enclosed proxy card will use the authority granted to them to vote on adjournment in their discretion.

Proxies returned with instructions to withhold authority to vote, abstentions (proxies marked to indicate the shareholder is abstaining from voting on a particular matter) and broker “non-votes” (meaning a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote the shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting for a particular matter, and will have the same effect as a vote “against” the Proposal.

What vote is necessary to approve the Plan?

[Provided that quorum requirements described above have been satisfied, the Plan must be approved by the affirmative vote of the holders of the majority of the outstanding shares of each Cadre Fund (“Majority Vote”).]

How do I ensure my vote is accurately recorded?

You may attend the Meeting and vote in person. You may also vote by completing, signing and returning the enclosed proxy card in the enclosed postage paid envelope. If you return your signed proxy card, your vote will be cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card, but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

May I revoke my proxy?

Shareholders may revoke their proxy at any time before it is voted by sending a written notice to the Trust expressly revoking the proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than those described in this Proxy Statement/Prospectus and is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

Only shareholders of record on the Record Date will be entitled to vote at the Meeting. There were [_________] outstanding shares of the Cadre Funds entitled to vote as of the Record Date.

Who will pay the expenses of the Proposal?

The costs of printing and postage to mail proxy statements, prospectuses and other reports to shareholders related to the Reorganization will be borne by PFM. PFM believes these costs will be less than $5,000.

How do I submit a shareholder proposal?

The Trust is not required to, and does not intend to, hold regular annual shareholders’ meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting, if any, should send his or her written proposal to the Trust, care of PFM, directed to the attention of its Assistant Secretary, at the principal office of PFM located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101, so that it is received within a reasonable time before the meeting. The inclusion and presentation of any such proposal is subject to the applicable requirements of the proxy rules under the Securities Exchange Act of 1934. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust’s proxy statement or presented at the Meeting.

PRINCIPAL HOLDERS OF SHARES

CONTROL PERSONS

Exhibit B sets forth those shareholders of record who owned more than 5% of any class of the Funds as of [August 15, 2008].

As of [August 15, 2008], [] may be deemed to control Liquid Asset Fund by virtue of owning more than 25% of the outstanding shares of Liquid Asset Fund. As of that date, [] held [%] of the outstanding shares in the Liquid Asset Fund. [Description of controlling shareholder(s), if applicable]. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of Liquid Asset Fund. Through the exercise of voting rights with respect to shares of Liquid Asset Fund, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

As of [August 15, 2008], [] may be deemed to control Money Reserve Fund by virtue of owning more than 25% of the outstanding shares of Money Reserve Fund. As of that date, [] held [%] of the outstanding shares in Money Reserve Fund. [Description of controlling shareholder(s), if applicable]. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of Government Reserve Fund. Through the exercise of voting rights with respect to shares of Government Reserve Fund, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

As of [August 15, 2008], [] may be deemed to control Government Reserve Fund by virtue of owning more than 25% of the outstanding shares of Government Reserve Fund. As of that date, [] held [%] of the outstanding shares in Government Reserve Fund. [Description of controlling shareholder(s), if applicable]. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of Government Reserve Fund. Through the exercise of voting rights with respect to shares of Government Reserve Fund, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

EXHIBITS TO
PROXY STATEMENT/PROSPECTUS

Exhibit

A
Form of Agreement and Plan of Reorganization between Cadre Institutional Investors Trust, on behalf of Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Government Series, and Commonwealth Cash Reserve Fund, Inc., on behalf of Prime Series (currently named SNAP Fund) and Government Series (currently named CCRF Federal Portfolio).

B.	Principal Holders of Shares

C.	Proxy Card

OTHER DOCUMENTS INCLUDED WITH
THIS PROXY STATEMENT/PROSPECTUS

▪	Prospectus of SNAP Fund (to be renamed Prime Series) dated October 31, 2007, as supplemented to date;
▪	Prospectus of CCRF Federal Portfolio (to be renamed Government Series) dated October 31, 2007, as supplemented to date;
▪	Annual Report of SNAP Fund for the period ended June 30, 2007
▪	Annual Report of CCRF Federal Portfolio for the period ended June 30, 2007
▪	Semi-annual Report of SNAP Fund for the period ended December 31, 2007
▪	Semi-annual Report of CCRF Federal Portfolio for the period ended December 31, 2007

An amended registration statement containing revised prospectuses for Prime Series and Government Series has been filed with the Securities and Exchange Commission but is not yet effective.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this [16th] day of July, 2008, by and between Commonwealth Cash Reserve Fund, Inc., a Virginia corporation (“CCRF”), with respect to its investment portfolios known as SNAP® Fund (“SNAP Fund”) and CCRF Federal Portfolio (“Federal Fund,” and collectively with SNAP Fund, the “CCRF Funds,” and each, a “CCRF Fund”), and Cadre Institutional Investors Trust, a Delaware statutory trust (“Cadre”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of the investment portfolios of Cadre known as Cadre Liquid Asset Fund - Money Market Series (“Liquid Asset Fund”) and Cadre Reserve Fund - Money Market Series (“Reserve Fund”) in exchange for shares of SNAP Fund, and the transfer of substantially all of the assets of the investment portfolio of Cadre known as Cadre Reserve Fund - U.S. Government Series (“Government Fund,” and collectively with Liquid Asset Fund and Reserve Fund, the “Cadre Funds,” and each, a “Cadre Fund”) in exchange for shares of Federal Fund (as more fully described in paragraph [1.1]); (ii) the assumption by SNAP Fund of the Stated Liabilities (as defined in paragraph 1.3) of Liquid Asset Fund and Reserve Fund, and the assumption by Federal Fund of the Stated Liabilities of Government Fund; (iii) the distribution, on the Closing Date (as defined in paragraph 3.1), of SNAP Fund shares to shareholders of Liquid Asset Fund and Reserve Fund, and the distribution, on the Closing Date, of Federal Fund shares to shareholders of Government Fund; and (iv) the dissolution, complete liquidation and deregistration of Cadre, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each of CCRF and Cadre is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company;

WHEREAS, each of the CCRF Funds and each of the Cadre Funds is properly treated as a “regulated investment company” under Subchapter M of the Code.

WHEREAS, the Board of Directors of CCRF (the “CCRF Board”) has determined that the Reorganization is in the best interests of each of SNAP Fund and Federal Fund and that the interests of the existing shareholders of SNAP Fund and Federal Fund will not be diluted with respect to net asset value as a result of the Reorganization;

WHEREAS, the Board of Trustees of Cadre (the “Cadre Board”) has determined that the Reorganization is in the best interests of Cadre and in the best interests of each of Liquid Asset Fund, Reserve Fund and Government Fund and that the interests of the existing shareholders of Liquid Asset Fund, Reserve Fund and Government Fund will not be diluted with respect to net asset value as a result of the Reorganization;

WHEREAS, prior to the Reorganization, CCRF will convert from a Virginia corporation to a Virginia business trust and will be known as the “PFM Funds” and the existence of each of the CCRF Funds will continue and be represented by a separate series of shares of beneficial interest in such trust, and CCRF will have established multiple classes of shares of SNAP Fund, including, among others, Liquid Asset Shares and Institutional Shares, such series and classes to have initially such features, characteristics and rights, and such differences in fees, as described in materials provided to the Cadre Board in connection with its meeting on June 25, 2008 and materials provided to the CCRF Board in connection with its meeting on July 3, 2008; and

WHEREAS, immediately prior to the Reorganization: (i) Liquid Asset Fund and Reserve Fund, which pursue their investment objectives by investing their assets in the Money Market Portfolio of Cadre (the “Money Market Portfolio”), will effect an in-kind withdrawal of their assets from the Money Market Portfolio; and Government Fund, which pursues its investment objective by investing its assets in the U.S. Government Money Market Portfolio of Cadre (the “Government Portfolio,” and collectively with the Money Market Portfolio, the “Cadre Portfolios”), will effect an in-kind withdrawal of its assets from the Government Portfolio;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFERS OF SUBSTANTIALLY ALL OF THE ASSETS OF THE CADRE FUNDS IN EXCHANGE FOR SHARES OF THE CCRF FUNDS AND THE ASSUMPTION BY THE CCRF FUNDS OF THE STATED LIABILITIES OF THE CADRE FUNDS AND THE LIQUIDATION AND DISSOLUTION OF CADRE

1.1 THE EXCHANGES. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, Cadre agrees to convey, transfer and deliver (a) substantially all of the assets of Liquid Asset Fund to SNAP Fund, (b) substantially all of the assets of Reserve Fund to SNAP Fund and (c) substantially all of the assets of Government Fund to Federal Fund, free and clear of all liens, encumbrances and claims whatsoever, each such transfer to be made as described in paragraph 1.2. In exchange, CCRF agrees: (a) to deliver to Liquid Asset Fund the number of full and fractional shares of Cash Management Class shares of SNAP Fund, determined by dividing: (i) the aggregate value of Liquid Asset Fund’s assets, net of the liabilities of Liquid Asset Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Cash Management Class share of SNAP Fund, computed in the manner and as of the time and date set forth in paragraph 2.2; (b) to deliver to Reserve Fund the number of full and fractional shares of Institutional Class shares of SNAP Fund, determined by dividing: (i) the aggregate value of Reserve Fund’s assets, net of the liabilities of Reserve Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Institutional Class share of SNAP Fund, computed in the manner and as of the time and date set forth in paragraph 2.2; (c) to deliver to Government Fund the number of full and fractional shares of Federal Fund, determined by dividing (i) the aggregate value of Government Fund’s assets, net of the liabilities of Government Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one share of Federal Fund, computed in the manner and as of the time and date set forth in paragraph 2.2; (d) to assume, on behalf of SNAP Fund, the Stated Liabilities of Liquid Asset Fund and Reserve Fund, respectively, described in paragraph 1.3; and (e) to assume, on behalf of Federal Fund, the Stated Liabilities of Government Fund described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

(For purposes of this Agreement, the “corresponding” CCRF Funds and Cadre Funds are: (i) Liquid Asset Fund and SNAP Fund; (ii) Reserve Fund and SNAP Fund; and (iii) Government Fund and Federal Fund.)

1.2 ASSETS TO BE ACQUIRED. The assets of each Cadre Fund to be acquired by the CCRF Funds shall consist of all property owned by such Cadre Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Cadre Fund, any deferred or prepaid expenses shown as an asset on the books of the Cadre Fund on the Closing Date (as defined in paragraph 3.1), and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the rights of Cadre and the Cadre Fund under this Agreement (the “Assets”).

1.3 LIABILITIES TO BE ASSUMED. Cadre will endeavor to identify and discharge, to the extent practicable, all of the liabilities and obligations of Cadre and the Cadre Funds, including all liabilities relating to their operations, before the Closing Date. Each of the CCRF Funds shall assume only those accrued and unpaid liabilities of its respective corresponding Cadre Fund or Cadre Funds set forth in the statement of assets and liabilities as of the Closing Date of the corresponding Cadre Fund or Cadre Funds delivered by Cadre to CCRF pursuant to paragraph 5.2 (the “Stated Liabilities”). Each CCRF Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Cadre Funds.

1.4 STATE FILINGS. Prior to the Closing Date: (i) Cadre shall make any filings with the State of Delaware that are required under the laws of the state of Delaware to be made prior to the Closing Date; and (ii) CCRF shall make any filings with the Commonwealth of Virginia that are required under the laws thereof to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, Cadre will distribute in complete liquidation of Cadre and the Cadre Funds, pro rata to shareholders of record of each Cadre Fund, determined as of the close of business at the Valuation Time (as defined in paragraph 2.1), all of the shares of the corresponding CCRF Fund received by such Cadre Fund. Upon completion of the distribution of all of such shares of the CCRF Funds in accordance with the prior sentence, each of the Cadre Funds will thereupon redeem all of its outstanding shares of beneficial interest and dissolve, and Cadre will proceed to dissolve and terminate as a trust under Delaware law as set forth in paragraph 1.9 below. Such distributions will be accomplished by the transfer on the books of each of the CCRF Funds the shares of such CCRF Fund credited to the account of the corresponding Cadre Fund or Cadre Funds to open accounts on the share records of such CCRF Fund in the name of shareholders of the corresponding Cadre Fund or Cadre Funds, and representing the respective pro rata number of shares of such CCRF Fund (and the corresponding class thereof, in the case of SNAP Fund) due to shareholders of the corresponding Cadre Fund or Cadre Funds. All issued and outstanding shares of the Cadre Funds will, after their redemption, be cancelled on the books of Cadre and will be null and void. CCRF shall not issue certificates representing shares of the CCRF Funds in connection with the foregoing transfers.

1.6 OWNERSHIP OF SHARES. Ownership of shares of the CCRF Funds will be shown on the books of CCRF’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of CCRF shares in a name other than the registered holder of shares of a Cadre Fund on the books of Cadre as of the Closing Date shall, as a condition of such transfer, be paid by the person to whom such shares of CCRF are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of Cadre, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Cadre.

1.9 TERMINATION, DISSOLUTION AND DEREGISTRATION. Cadre shall: (i) be terminated and dissolved as a trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the State of Delaware and (ii) apply promptly after the Closing Date for an order of the Commission, pursuant to Section 8(f) of the 1940 Act, declaring that Cadre has ceased to be an investment company.

1.10 BOOKS AND RECORDS. Immediately after the Closing, the share transfer books relating to each of the Cadre Funds shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of Cadre, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to CCRF, shall be made available to Cadre from and after the Closing Date (at CCRF’s cost and expense) until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY CCRF AND CADRE. CCRF shall take all actions expressed herein as being the obligations of the CCRF Funds on behalf of the CCRF Funds, and Cadre shall take all actions expressed herein as being the obligations of the Cadre Funds and the Cadre Portfolios on behalf of the Cadre Funds and the Cadre Portfolios.

1.12 TERMINATION OF THE CADRE PORTFOLIOS. As of the close of business on the business day of Cadre preceding the Closing Date, each Cadre Fund will effect a complete in-kind withdrawal of its assets from the Cadre Portfolio in which it currently invests. In addition, prior to the Closing Date, each of the Cadre Portfolios will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to its operations.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the CCRF Funds shall be the gross value of such Assets determined as of [2:00 p.m.], Eastern time, on the business day prior to the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to paragraph 7.3, using the valuation procedures of CCRF or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. Full shares of each CCRF Fund (and with respect to SNAP Fund, each class thereof), and to the extent necessary, fractional shares of such CCRF Fund, having an aggregate net asset value equal to the value of the assets of the corresponding Cadre Fund or Cadre Funds, determined as hereinafter provided and reduced by the amount of liabilities of the corresponding Cadre Fund or Cadre Funds assumed by the CCRF Fund, shall be issued by CCRF in exchange for the Assets. The net asset value per share of each class of shares of SNAP Fund and of shares of Federal Fund shall be the net asset value per share of such shares determined as of the Valuation Time using CCRF’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties. Such valuation determinations shall be made by PFM Asset Management LLC (“PFM”), the investment adviser of the CCRF Funds and the Cadre Portfolios.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [Monday], September [29], 2008, or such other date as the parties may agree to in writing by the parties (the “Closing Date”). Unless otherwise provided herein, all acts taking place at the Closing shall be deemed to take place as of 10:00 a.m. on the Closing Date. The Closing shall be held at the offices of PFM, One Keystone Plaza, Harrisburg, PA 17101, at 10:00 a.m., Eastern time, or at such other time or place as the parties may agree.

3.2 DELIVERY OF ASSETS. Cadre shall instruct its custodian bank, U.S. Bank N.A. (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets to be purchased by each of the CCRF Funds have been delivered in proper form to CCRF on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by Cadre. Portfolio securities of the Cadre Funds represented by a certificate or other written instrument shall be presented for examination to the Custodian, in its capacity as custodian for CCRF, no later than five (5) business days preceding the Closing Date and transferred and delivered by Cadre on behalf of each of the Cadre Funds as of the Closing Date for the account of the corresponding CCRF Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. Securities and instruments of the Cadre Funds held through a securities depository (as defined by Rule 17f-4 under the 1940 Act) or held by other permitted counterparties shall be delivered as of the Closing Date by book entry transfer in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Cadre Funds shall be transferred and delivered by Cadre on behalf of each of the Cadre Funds as of the Closing Date to the Custodian in its capacity as custodian of the CCRF Funds for the account of the corresponding CCRF Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, (a) the primary exchange or market on which the portfolio securities of the CCRF Funds or the Cadre Funds are purchased or sold shall be closed to trading or trading on such exchange shall be restricted or (b) trading or the reporting of trading in the portfolio securities held by the CCRF Funds or the Cadre Funds shall be disrupted so that accurate appraisal of the value of the net assets of the CCRF Funds or the Cadre Funds is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. Cadre shall instruct PFM, as its transfer agent, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of shareholders of the Cadre Funds as of the Closing Date, and the number and percentage ownership (to [two] decimal places) of outstanding shares of each Cadre Fund owned by each shareholder thereof immediately prior to the Closing. CCRF shall issue and deliver, or instruct PFM in its capacity as transfer agent of CCRF to issue and deliver, a confirmation evidencing shares of the CCRF Funds to be credited on the Closing Date to the corresponding Cadre Funds, or provide evidence reasonably satisfactory to Cadre that such shares of the CCRF Funds have been credited to the accounts of the Cadre Funds on the books of CCRF.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If Cadre is unable to make any of the deliveries pursuant to paragraph 3.2 hereof to the custodian of CCRF of any of the Assets of any of the Cadre Funds for the reason that any of such Assets have not yet been delivered to it by such Cadre Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, Cadre shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by CCRF or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF CCRF. CCRF, on behalf of itself and each of the CCRF Funds, represents and warrants to Cadre as follows (which representations and warranties shall be deem to apply both to CCRF as a Virginia corporation and to CCRF as a Virginia business trust, except as otherwise provided):

(a) As of the date hereof, CCRF is a corporation that is duly organized, validly existing and in good standing under laws of the Commonwealth of Virginia, and on the Closing Date, CCRF will be a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Virginia. As of the date hereof, each of the CCRF Funds is a separate investment portfolio of CCRF, the interests in which are represented by a separate class of shares of CCRF, and on the Closing Date, each of the CCRF Funds will continue to be a separate investment portfolio of CCRF, the interests in which will be represented by a separate series of shares of CCRF. CCRF is duly authorized to transact business in the Commonwealth of Virginia, and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on CCRF or any of the CCRF Funds. CCRF has all material federal, state and local authorizations necessary to own all of the properties and the assets of CCRF and the CCRF Funds and to carry on its business and the business of each of the CCRF Funds as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the CCRF Funds.

(b) CCRF is registered under the 1940 Act as an open-end, management investment company under the 1940 Act, and its registration as such is in full force and effect. CCRF is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to itself and each of the CCRF Funds.

(c) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented, filed or to be filed to register shares of the CCRF Funds to be issued in the Reorganization (the “Registration Statement”), as of the effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to CCRF and each of the CCRF Funds, in all material respects to the requirements of federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to CCRF and each of the CCRF Funds, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by CCRF for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The prospectus, statement of additional information and shareholder reports of each of the CCRF Funds, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) Neither CCRF nor any of the CCRF Funds is in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by CCRF and each of the CCRF Funds will not result in the violation of, Virginia law or any provision of CCRF’s Articles of Incorporation, Declaration of Trust or By-laws, as currently in effect and as in effect at all times subsequent to the date hereof up to and including the Closing Date, or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which CCRF or any of the CCRF Funds is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by CCRF or any of the CCRF Funds result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which CCRF or any of the CCRF Funds is a party or by which it is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body is pending or, to CCRF’s knowledge, threatened against CCRF or any of the CCRF Funds or any of their respective properties or assets which, if adversely determined, would materially and adversely affect CCRF’s or any of the CCRF Funds’ financial condition, the conduct of any of their respective businesses or which would prevent or hinder the ability of CCRF or any of the CCRF Funds to carry out the transactions contemplated by this Agreement. Neither CCRF nor any of the CCRF Funds knows of any facts that might form the basis for the institution of such proceedings and neither CCRF nor any of the CCRF Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of each of the CCRF Funds as of June 30, 2007 and for the fiscal year then ended, have been prepared in accordance with U.S. generally accepted accounting principles consistently applied and have been audited by Ernst & Young LLP (“E&Y”), and such statements (true and complete copies of which have been furnished to Cadre) fairly reflect the financial condition and the results of operations of each of the CCRF Funds as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of any of the CCRF Funds whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. The unaudited financial statements of each of the CCRF Funds for the six months ended December 31, 2007 have been prepared in accordance with U.S. generally accepted accounting principles consistently applied by the CCRF Funds, and such statements (true and complete copies of which have been furnished to Cadre) fairly reflect the financial condition and the results of operations of each of the CCRF Funds as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of any of the CCRF Funds whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of any of the CCRF Funds as reflected in the audited financial statements of the CCRF Funds for the fiscal year ended June 30, 2007, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of shares of the CCRF Funds and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(g) above, there has been no material adverse change in the financial condition, assets, liabilities or business, results of operations or the manner of conducting business of any of the CCRF Funds (other than changes occurring in the ordinary course of business), or any incurrence by any of the CCRF Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by Cadre. For purposes of this paragraph 4.1(h), a decline in the net asset value of any of the CCRF Funds due to declines in the value of its assets, the discharge of its liabilities or the redemption of its shares by its shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of CCRF and each of the CCRF Funds required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of CCRF’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) As of the date hereof, CCRF has 9,000,000,000 authorized shares of capital stock, no par value per share, including 5,000,000,000 authorized shares of SNAP Fund and 2,000,000,000 authorized shares of Federal Fund, of which, as of [_______ ], 2008, there were outstanding [ _________ ] shares of SNAP Fund and [ _________ ] shares of Federal Fund, and no shares of SNAP Fund or Federal Fund were held in the treasury of CCRF. Upon its conversion to a Virginia business trust, CCRF will have the authority to issue an unlimited number of shares of beneficial interest representing interests in the CCRF Funds. All issued and outstanding shares of capital stock of SNAP Fund and Federal Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (the “1933 Act”) and applicable state securities laws and are, and on the Closing Date the will be, duly authorized and validly issued and outstanding, fully paid and non-assessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of each of the CCRF Funds will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of CCRF’s transfer agent as provided in paragraph 3.4. None of the CCRF Funds has any outstanding options, warrants or other rights to subscribe for or purchase any of its shares and has no outstanding securities convertible into any of its shares.

(k) At the Closing Date, CCRF, on behalf of each of the CCRF Funds, will have good and marketable title to all of the assets of each of the CCRF Funds, free of any lien or other encumbrance, except those liens or encumbrances as to which Cadre has received notice at or prior to the Closing Date.

(l) CCRF, on behalf of itself and each of the CCRF Funds, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the CCRF Board. This Agreement constitutes a valid and binding obligation of CCRF, enforceable in accordance with its terms and no other action or proceedings by CCRF are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The shares of the CCRF Funds to be issued and delivered to Cadre for the account of shareholders of the Cadre Funds pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares of the CCRF Funds will be duly and validly issued and will be fully paid and non-assessable (except as disclosed in the prospectuses of the CCRF Funds effective on the Closing Date).

(n) The information to be furnished by CCRF for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(o) For each of its taxable years ended since the later of its inception or 200[ ] (including the period that includes the Closing Date), each of the CCRF Funds has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has distributed in each such year substantially all net investment income and realized capital gains.

(p) Except for the Registration Statement becoming effective under the 1933 Act, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by CCRF and the CCRF Funds of the transactions contemplated herein. No consent of or notice to any third party or entity other than the approvals of shareholders of CCRF of the conversion of CCRF to a Virginia business trust as previously described in this Agreement is required for the consummation by CCRF and the CCRF Funds of the transactions contemplated by this Agreement.

(q) The CCRF Board has duly approved, in accordance with the requirements of the 1940 Act and the rules and regulations thereunder, the investment advisory and other fees to be payable to PFM after the Reorganization by each of the CCRF Funds, and by each class of shares of the CCRF Funds, and has agreed to the fee and expense waivers proposed by PFM to be effective after the Reorganization for the CCRF Funds and for certain classes of shares of the CCRF Funds, in the form disclosed by PFM in its memorandum dated June 20, 2008 to the Cadre Board (the “PFM Memorandum”). CCRF acknowledges that it has received a copy of the PFM Memorandum and represents that the investment advisory and other fees payable to PFM, and the fee and expenses waivers, described in the PFM Memorandum, will be effective upon consummation of the Reorganization.

(r) The CCRF Board has duly approved, subject to such approvals by shareholders of the CCRF Funds as are required by the Articles of Incorporation and By-laws of CCRF and applicable law, the conversion of CCRF from a Virginia corporation to a Virginia business trust, and has duly approved, and provided to the Cadre Board forms of, the Declaration of Trust and By-laws of CCRF that will govern the affairs of CCRF as a Virginia business trust upon such conversion. After such conversion, each of the CCRF Funds will continue its existence as a separate investment portfolio of CCRF which is represented by a separate series of shares of beneficial interest in CCRF.

4.2 REPRESENTATIONS OF CADRE. Cadre, on behalf of itself and each of the Cadre Funds, represents and warrants to CCRF as follows:

(a) Cadre is a corporation that is duly organized, validly existing and in good standing under laws of the State of Delaware. Cadre is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on Cadre or any of the Cadre Funds. Cadre has all material federal, state and local authorizations necessary to own all of the properties and the assets of Cadre and the Cadre Funds of and to carry on its business and the business of each of the CCRF Funds as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Cadre Funds.

(b) Cadre is registered under the 1940 Act as an open-end, management investment company under the 1940 Act, and its registration as such is in full force and effect. Cadre is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to itself, each of the Cadre Funds and each of the Cadre Portfolios.

(c) The Registration Statement as of the effective date and at all time subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to Cadre and the Cadre Funds, in all material respects to the requirements of federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to Cadre and the Cadre Funds, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by Cadre for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The prospectus, statement of additional information and shareholder reports of each of the Cadre Funds, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) Neither Cadre nor any of the Cadre Funds is in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by Cadre and each of the Cadre Funds will not result in the violation of, Delaware law or any provision of Cadre’s Declaration of Trust or By-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which Cadre or any of the Cadre Funds is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by Cadre or any of the Cadre Funds result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Cadre or any of the Cadre Funds is a party or by which it is bound.

(f) Neither Cadre nor any of the Cadre Funds has any material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Stated Liabilities in the statement of assets and liabilities delivered by Cadre to CCRF pursuant to paragraph 5.2.

(g) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body is pending or, to Cadre’s knowledge, threatened against Cadre or any of the Cadre Funds or any of their respective properties or assets which, if adversely determined, would materially and adversely affect Cadre’s or any of the Cadre Funds’ financial condition, the conduct of any of their respective businesses or which would prevent or hinder the ability of Cadre or any of the Cadre Funds to carry out the transactions contemplated by this Agreement. Neither Cadre nor any of the Cadre Funds knows of any facts that might form the basis for the institution of such proceedings and neither Cadre nor any of the Cadre Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of each of the Cadre Funds and the Cadre Portfolios as of September 30, 2007 and for the fiscal year then ended, have been prepared in accordance with U.S. generally accepted accounting principles consistently applied and have been audited by E&Y, and such statements (true and complete copies of which have been furnished to CCRF) fairly reflect the financial condition and the results of operations of each of the Cadre Funds and the Cadre Portfolios as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of any of the Cadre Funds or the Cadre Portfolios whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. The unaudited financial statements of each of the Cadre Funds and the Cadre Portfolios for the six months ended March 31, 2008 have been prepared in accordance with U.S. generally accepted accounting principles consistently applied by the Cadre Funds and the Cadre Portfolios, and such statements (true and complete copies of which have been furnished to CCRF) fairly reflect the financial condition and the results of operations of each of the Cadre Funds and the Cadre Portfolios as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of any of the Cadre Funds or the Cadre Portfolios whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of any of the Cadre Funds or the Cadre Portfolios as reflected in the audited financial statements of the Cadre Funds and the Cadre Portfolios for the fiscal year ended September 30, 2007, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of shares of the Cadre Funds and the Cadre Portfolios and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(h) above, there has been no material adverse change in the financial condition, assets, liabilities or business, results of operations or the manner of conducting business of any of the Cadre Funds or the Cadre Portfolios (other than changes occurring in the ordinary course of business), or any incurrence by any of the Cadre Funds or the Cadre Portfolios of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by CCRF. For purposes of this paragraph 4.1(i), a decline in the net asset value of any of the CCRF Funds or the Cadre Portfolios due to declines in the value of its assets, the discharge of its liabilities or the redemption of its shares by its shareholders shall not constitute a material adverse change.

(j) Since September 30, 2007, there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of any of the Cadre Funds or the Cadre Portfolios other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of any of the Cadre Funds or the Cadre Portfolios granted by or on behalf of any of the Cadre Funds or the Cadre Portfolios to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectuses of the Cadre Funds or the Cadre Portfolios; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of any of the Cadre Funds or the Cadre Portfolios, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of any of the Cadre Funds or the Cadre Portfolios for borrowed money or any commitment to borrow money by or on behalf of any of the Cadre Funds or the Cadre Portfolios; (v) any amendment of the organizational documents of Cadre or any of the Cadre Funds or the Cadre Portfolios in a manner materially affecting any of the Cadre Funds or the Cadre Portfolios; or (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of any of the Cadre Funds or the Cadre Portfolios other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of Cadre and each of the Cadre Funds and the Cadre Portfolios required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of Cadre’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) Cadre has an unlimited number of shares of beneficial interest, par value $.001 per share, representing interests in the Cadre Funds and the Cadre Portfolios. No shares of the Cadre Funds or the Cadre Portfolios were held in the treasury of Cadre. All issued and outstanding shares of the Cadre Funds and the Cadre Portfolios have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (the “1933 Act”), or in the case of the Cadre Portfolios, an applicable exemption from such registration requirements, and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of each of the Cadre Funds will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of Cadre’s transfer agent as provided in paragraph 3.4. None of the Cadre Funds has any outstanding options, warrants or other rights to subscribe for or purchase any of its shares and has no outstanding securities convertible into any of its shares.

(m) At the Closing Date, Cadre, on behalf of each of the Cadre Funds, will have good and marketable title to the Assets to be transferred to the CCRF Funds pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver the Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which CCRF has received notice and which have been taken into account in the net asset value of the applicable Cadre Fund, and upon delivery of the Assets and the filing of any documents that may be required under applicable state law, CCRF, on behalf of the CCRF Funds, will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by CCRF.

(n) Cadre, on behalf of itself and each of the Cadre Funds, has the power to enter into this Agreement and, subject to the approval of shareholders of the Cadre Funds referred to in paragraph 4.2(r), to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement, and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Cadre Board. This Agreement constitutes a valid and binding obligation of Cadre and the Cadre Funds, enforceable in accordance with its terms and, except for the approval of shareholders of the Cadre Funds referred to in paragraph 4.2(r) required to consummate the Reorganization, no other action or proceedings by Cadre are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by Cadre for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) For each of its taxable years ended since the later of its inception or 200[ ] (including the period ending on the Closing Date), each of the Cadre Funds has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has distributed in each such year substantially all net investment income and realized capital gains.

(q) Except for the Registration Statement becoming effective under the 1933 Act, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by Cadre and the Cadre Funds of the transactions contemplated herein. No consent of or notice to any third party or entity, other than the approval of shareholders of the Cadre Funds as described in paragraph 4.2(r), is required for the consummation by Cadre and the Cadre Funds of the transactions contemplated by this Agreement.

(r) Cadre has called a special meeting of shareholders of the Cadre Funds to consider and act upon this Agreement (or the transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be held no later than September [25], 2008 (or such other date as the parties may agree to in writing).

ARTICLE V

COVENANTS OF CCRF, THE CCRF FUNDS, CADRE AND THE CADRE FUNDS

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.2, each of the CCRF Funds and each of the Cadre Funds will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENTS OF ASSETS AND LIABILITIES. Cadre will prepare and deliver to CCRF on the second business day prior to the Closing Date a statement of the Assets and Stated Liabilities of each of the Cadre Funds (which shall reflect therein the pro rata interest of the Cadre Funds in the assets and liabilities of the Cadre Portfolios) as of such date for review and agreement by the parties to determine that the Assets and Stated Liabilities of the Cadre Funds are being correctly determined in accordance with the terms of this Agreement. Cadre will deliver at the Closing (i) updated statements of the Assets and Stated Liabilities of each of the Cadre Funds and (ii) a list of the portfolio holdings of each of the Cadre Funds showing the tax costs of each of its assets by lot and the holding periods of such assets, each of (i) and (ii) as of the Closing Date, and certified by the Treasurer of Cadre.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, Cadre shall make available to CCRF’s officers and agents all books and records of Cadre, the Cadre Funds and the Cadre Portfolios.

5.4 ADDITIONAL INFORMATION. Cadre will assist CCRF in obtaining such information as CCRF reasonably requests concerning the beneficial ownership of shares of the Cadre Funds.

5.5 CONTRACT TERMINATION. Cadre will terminate all agreements to which it is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, Cadre and CCRF will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, Cadre covenants that it will, as and when reasonably requested by CCRF, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as CCRF may reasonably deem necessary or desirable in order to vest in and confirm CCRF’s title to and possession of all the Assets on behalf of the CCRF Funds and otherwise to carry out the intent and purpose of this Agreement.

5.7 PREPARATION OF REGISTRATION STATEMENT. CCRF will prepare and file with the Commission the Registration Statement relating to the shares of CCRF to be issued to shareholders of the Cadre Funds in the Reorganization. The Registration Statement shall include a combined prospectus/proxy statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective, at the time of the meeting of shareholders of the Cadre Funds and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the meeting of shareholders of the Cadre Funds to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Cadre Funds any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware that the Registration Statement contains any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8 TAX STATUS OF REORGANIZATION. The parties intend that the transactions contemplated by this Agreement will qualify as reorganizations within the meaning of Section 368(a) of the Code. Neither CCRF on behalf of any of the CCRF Funds nor Cadre on behalf of any of the Cadre Funds shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transactions to qualify as reorganizations within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties will take such action, or cause such action to be taken, as is reasonably necessary to enable Schulte Roth & Zabel LLP (“SRZ”) to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to SRZ).

5.9 REASONABLE BEST EFFORTS. Each of CCRF and the CCRF Funds and Cadre and the Cadre Funds shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.10 AUTHORIZATIONS. CCRF and the CCRF Funds agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as they may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.11 LIABILITY INSURANCE. Cadre agrees to use all reasonable efforts to obtain an extension of its currently effective directors and officers liability insurance policy so as to provide continuing coverage thereunder in the aggregate amount of $2 million for claims made during the six year period following the Closing Date (the “Liability Insurance Policy”).

5.12 INDEMNIFICATION OF CADRE TRUSTEES. CCRF agrees to indemnify all persons who immediately prior to the Reorganization are serving, or who at any time prior thereto served as, trustees of Cadre with respect to any losses incurred and claims made by or against them during the six year period following the Closing Date, and to make advance payment of reasonable legal fees and expenses with respect thereto, to the same extent that such persons would have been entitled to indemnification therefor, or such advancement, from Cadre pursuant to the Declaration of Trust and By-laws of Cadre as now in effect, but only to the extent that such persons are not entitled to or are unable to obtain recovery (including recovery of the amount of any deductible applicable under the Liability Insurance Policy) for such losses or claims under the Liability Insurance Policy due to the nature of the particular loss or claim, the amount thereof or the available amount of unused coverage under the Liability Insurance Policy then remaining. In the event of any dispute (whether such dispute is with CCRF or the insurance carrier) regarding the availability of coverage under the Liability Insurance Policy or the amount of available coverage thereunder with respect to any loss incurred or claim made against any Cadre trustee within the six year period following the Closing Date and as to which loss or claim (including a claim for advance payment of legal fees and expenses) such trustee does not obtain prompt payment pursuant to the Liability Insurance Policy, CCRF agrees to make advance payment to such trustee, pending resolution of such dispute, to the same extent and subject to the same requirements and procedures as would apply under the Declaration of Trust and By-laws of Cadre as now in effect.

5.13 COMPOSITION OF CCRF BOARD. CCRF agrees to use all reasonable efforts to convert its form of organization to that of a Virginia business trust and further agrees that, upon such conversion, its initial board of trustees shall be comprised of [seven] persons and agrees that [ _________ ], [ _________ ] and [ _________ ] shall be nominated for election by shareholders of CCRF as members of such initial board. In the event that, on or prior to the Closing Date, either Mr. [ ______ ] or Mr. [ ________ ], or each of them, is or becomes unable or unwilling to serve as a trustee of CCRF, CCRF agrees that its directors or trustees then serving who are not “interested persons,” as defined by the 1940 Act, of CCRF shall select a replacement nominee or nominees for such person or persons (or appoint as trustee or trustees if prior to such time shareholders of CCRF have elected the original nominee or nominees) acceptable to a majority of the trustees of Cadre who are not “interested persons,” as defined by the 1940 Act, of Cadre.

5.14 WITHDRAWALS FROM THE CADRE PORTFOLIOS. Cadre shall not sell shares of the Money Market Portfolio to any person other than Liquid Asset Fund or Reserve Fund and shall not sell shares of the Government Portfolio to any person other than Government Fund. Cadre agrees that Liquid Asset Fund and Reserve Fund will effect an in-kind withdrawal of all of their assets from the Money Market Portfolio, and Government Fund will effect an in-kind withdrawal of all of its assets from the Government Portfolio, as contemplated by paragraph 1.12.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF CADRE AND THE CADRE FUNDS

The obligations of Cadre and the Cadre Funds to consummate the transactions provided for herein shall be subject, at their election, to the performance by CCRF and the CCRF Funds of all the obligations to be performed by CCRF and the CCRF Funds pursuant to this Agreement on or before the Closing Date and, in addition, to the following conditions:

6.1 All representations, covenants and warranties of CCRF and the CCRF Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. CCRF on behalf of the CCRF Funds shall have delivered to Cadre a certificate to such effect, executed in the name of CCRF, individually, and on behalf of each of the CCRF Funds, by its President or a Vice President, in form and substance reasonably satisfactory to Cadre, and dated as of the Closing Date.

6.2 [Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets at the Valuation Time, each of the CCRF Funds shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to its shareholders substantially all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and substantially all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).]

6.3 As of the Closing Date, there shall have been: (i) no material change in the investment objective, policies and restrictions of any of the CCRF Funds; and (ii) no change in the investment advisory and other fees to be payable to PFM after the Reorganization by any of the CCRF Funds (or any classes of their shares, and no change in the fee and expense waivers, from those described in the PFM Memorandum and in the Registration Statement.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF
CCRF AND THE CCRF FUNDS

The obligations of CCRF and the CCRF Funds to consummate the transactions provided for herein shall be subject, at their election, to the performance by Cadre and the Cadre Funds of all the obligations to be performed by Cadre and the Cadre Funds pursuant to this Agreement on or before the Closing Date and, in addition, to the following conditions:

7.1 All representations, covenants and warranties of Cadre and the Cadre Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. Cadre on behalf of the Cadre Funds shall have delivered to CCRF a certificate to such effect, executed in the name of Cadre, individually, and on behalf of each of the Cadre Funds, by its President or a Vice President, in form and substance reasonably satisfactory to CCRF, and dated as of the Closing Date.

7.2 [Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets at the Valuation Time, each of the Cadre Funds shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).]

7.3 As of the Closing Date, there shall have been: (i) no material change in the investment objectives, policies and restrictions of any of the Cadre Funds; and (ii) no material increase in the investment advisory or other fees payable by any of the Cadre Funds to PFM Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the Registration Statement.

7.4 Cadre shall have taken all steps required to terminate all agreements to which it is a party (other than this Agreement), other than as accrued as part of the Stated Liabilities.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to CCRF or any of the CCRF Funds on the one hand, or Cadre or any of the Cadre Funds on the other hand, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to Cadre and each of the Cadre Funds, shall have been approved by the requisite vote of shareholders of each of the Cadre Funds in accordance with the provisions of Cadre’s Declaration of Trust and By-laws, applicable Delaware law and the 1940 Act. Evidence of such approval shall have been delivered to CCRF, in such form as shall be reasonably acceptable to CCRF. Notwithstanding anything herein to the contrary, neither CCRF nor Cadre may waive the conditions set forth in this paragraph 8.1; provided, however, that in the event that this Agreement (or the transactions contemplated herein) has been approved by the requisite vote of shareholders of some, but not all, of the Cadre Funds, then, subject to approval by the CCRF Board and the Cadre Board, this Agreement shall be deemed to be amended: (i) to be applicable only to the Cadre Fund or Funds that have obtained such shareholder approval; and (ii) to eliminate the provisions relating to the dissolution, termination and de-registration of Cadre.

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of CCRF or Cadre, provided that any party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of CCRF on Form N-1A under the 1940 Act covering the sale of shares of each of the CCRF Funds shall be effective.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against CCRF, the CCRF Funds, Cadre or the Cadre Funds or against any of the investment advisers, trustees, directors or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 CCRF and Cadre each shall have received an opinion of SRZ, substantially to the effect that, based on certain facts, assumptions and representations of the parties and subject to the conditions and limitations set forth therein, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a) the transfer of all of the Assets of each of the Cadre Funds solely in exchange for shares of the corresponding CCRF Funds and the assumption by each of the CCRF Funds of Stated Liabilities of the corresponding Cadre Funds followed by the distribution of shares of the CCRF Funds to shareholders of the Cadre Funds in exchange for such shareholders’ shares of the Cadre Funds in complete liquidation of the Cadre Funds, and all as contemplated by this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the CCRF Funds and its corresponding Cadre Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by any of the CCRF Funds upon the receipt of all of the Assets of its corresponding Cadre Fund solely in exchange for shares of such CCRF Fund and the assumption by such CCRF Fund of the Stated Liabilities of its corresponding Cadre Fund;

(c) no gain or loss will be recognized by any of the Cadre Funds upon the transfer of the Assets of such Cadre Fund to its corresponding CCRF Fund solely in exchange for shares of such CCRF Fund and the assumption by such CCRF Fund of the Stated Liabilities of such Cadre Fund or upon the distribution (whether actual or constructive) of such shares of such CCRF Fund to shareholders of such Cadre Fund in exchange for such shareholders’ shares of such Cadre Fund in liquidation of such Cadre Fund;

(d) no gain or loss will be recognized by shareholders of any of the Cadre Funds upon the exchange of their shares of the Cadre Funds solely for shares of the corresponding CCRF Funds in the Reorganization;

(e) the aggregate tax basis of shares of the CCRF Funds received by a shareholder of the Cadre Funds pursuant to the Reorganization, including fractional shares to which such shareholder may be entitled, will be the same as the aggregate tax basis of shares of the corresponding Cadre Fund exchanged therefor by such shareholder;

(f) the holding period of shares of each of the CCRF Funds to be received by each shareholder of the corresponding Cadre Fund pursuant to the Reorganization, including fractional shares to which such shareholder may be entitled, will include the period for the shares of such Cadre Fund exchanged therefor, provided such shares of such Cadre Fund are held as capital assets at the time of the Reorganization;

(g) the tax basis of the Assets acquired by each of the CCRF Funds will be the same as the tax basis of such Assets to the corresponding Cadre Fund immediately before the Reorganization;

(h) the holding period of the Assets in the hands of each of the CCRF Funds will include the period during which those Assets were held by the corresponding Cadre Fund;

(i) pursuant to Section 381(a) of the Code and Section 1.381(a) -1 of the income tax regulations thereunder, each of the CCRF Funds will succeed to and take into account the items of its corresponding Cadre Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the income tax regulations thereunder; and

(j) under Section 381(b) of the Code, the tax year of each of the Cadre Funds will end on the Closing Date.

Such opinion shall be based on customary assumptions and such representations as SRZ may reasonably request, and each of the parties to this Agreement will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither CCRF nor Cadre may waive the condition set forth in this paragraph 8.6.

8.7 CCRF shall have converted from a Virginia corporation to a Virginia business trust and, as such, shall be governed by the Declaration of Trust and By-laws of CCRF described in paragraph 4.1(r) of this Agreement, the provisions of which shall be the same in all material respects as those set forth in the forms of such documents provided to the Cadre Board in accordance with such paragraph, and each of the persons named in Section 5.13 as a nominee for election as a trustee of CCRF by shareholders of CCRF (or their replacement nominee as provided in Section 5.13) shall be elected.

8.8 Liquid Asset Fund, Reserve Fund and Government Fund shall have withdrawn all of their assets from the Cadre Portfolios, and the Cadre Portfolios shall have no remaining shareholders, assets or liabilities, except for such assets, if any, as it may have retained to discharge any remaining liabilities.

ARTICLE IX

EXPENSES

CCRF and Cadre shall each bear all of its own direct and indirect expenses and the out-of-pocket costs incurred by it in connection with the Reorganization, including, but not limited to those associated with the purchase and sale of the Assets and the termination, dissolution and deregistration of Cadre and the Cadre Portfolios contemplated by the provisions of this Agreement; provided, however, that fees, disbursements and charges of outside counsel and E&Y incurred in connection with the preparation of this Agreement, including the related tax opinion, the preparation and review of the Registration Statement and the Closing shall be borne equally by the parties.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF REPRESENTATIONS AND WARRANTIES

10.1 CCRF and Cadre agree that no party has made to the other party any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties relating to the Reorganization.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of CCRF and Cadre. In addition, each of CCRF and Cadre may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or the parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of CCRF, the CCRF Funds, Cadre or the Cadre Funds or the CCRF Board, the Cadre Board or their respective officers, to any other party or its board of directors or trustees. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of CCRF, as specifically authorized by the CCRF Board, and Cadre, as specifically authorized by the Cadre Board; provided, however, that, following action by shareholders of the Cadre Funds approving this Agreement (or the transactions contemplated herein) at the meeting of shareholders called by Cadre pursuant to paragraph 4.2(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the CCRF Funds to be issued to shareholders of the Cadre Funds under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of CCRF, as a Virginia business trust, and Cadre hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but shall bind only the property of CCRF and Cadre, respectively, as provided in their respective Declarations of Trust. The execution and delivery of this Agreement have been authorized by the Cadre Board and signed by authorized officers of Cadre, acting as such. Neither the authorization by the Cadre Board nor the execution and delivery by such Cadre officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of Cadre as provided in Cadre’s Declaration of Trust.

13.5 Notwithstanding that this Agreement is a single instrument entered into by CCRF with respect to the CCRF Funds and by Cadre with respect to the Cadre Funds, this Agreement and the provisions hereof, and the respective rights and obligations of each of the CCRF Funds and each of the Cadre Funds hereunder, shall be interpreted and applied separately to each of the CCRF Funds and its corresponding CCRF Fund (and not as a joint agreement with any of the other CCRF Funds or Cadre Funds) as though the transactions contemplated by this Agreement are separate transactions of each the CCRF Funds and its corresponding Cadre Fund, except to the extent that the interpretation and application of this Agreement in such manner with respect to any CCRF Fund and its corresponding Cadre Fund would adversely affect any of the other CCRF Funds or Cadre Funds.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to Commonwealth Cash Reserve Fund, Inc., [address], Attention: [ ___________ ], or to Cadre Institutional Investors Trust, [address], Attention: [ _____________ ], or to any other address that CCRF or Cadre shall have last designated by notice to the other party.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

COMMONWEALTH CASH RESERVE FUND, on behalf of its portfolios SNAP Fund and CCRF Federal Portfolio By: _________________________________________ Name: Jeffrey A. Laine Title: President

CADRE INSTITUTIONAL INVESTORS TRUST

By: _________________________________________ Name: Martin P. Margolis Title: President

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

On [August 15, 2008], the officers and Trustees of the Trust owned none of the outstanding voting shares of any Fund, or class thereof.

To the best knowledge of the Trust, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of any class of the Cadre Funds. Except as noted therein, the Trust has no knowledge of beneficial ownership.

Fund Name / Class	Name and Address of Account	Share Amount	Percentage
Liquid Asset Fund
Money Reserve Fund
Government Reserve Fund

EXHIBIT C

PROXY

CADRE INSTITUTIONAL INVESTORS TRUST

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES
FOR SPECIAL MEETING OF SHAREHOLDERS TO BE HELD
ON SEPTEMBER 17, 2008

The undersigned shareholder of Cadre Institutional Investors Trust (the “Trust”) hereby appoints [ ] and [ ], jointly and severally, as proxies, with full power to appoint his or her substitute, and hereby authorizes them to represent and to vote, as designated below, all shares of the Trust, held of record by the undersigned on August 15, 2008 at the Special Meeting of Shareholders of the Trust to be held on September 17, 2008 at the offices of PFM Asset Management LLC at 11:00 a.m. Eastern Daylight Time and at all adjournments thereof, and to vote the shares held in the name of the undersigned on the record for such meeting on the matter listed below.

The Board of Trustees recommends a vote FOR the proposal listed below.

PROPOSAL 1: To approve the Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of each of the Cadre Funds would be acquired by PFM Funds in exchange for shares of PFM Funds.

FOR ☐  AGAINST ☐  ABSTAIN ☐

PLEASE MARK, SIGN AND DATE AND RETURN THIS PROXY CARD PROMPTLY, USING THE ENCLOSED ENVELOPE.

If this proxy is properly executed and received by the Secretary or Assistant Treasurer of the Trust prior to the meeting, the shares represented hereby will be voted in the manner directed above. If not otherwise specified, this proxy will be voted FOR each Proposal.

Please date and sign below exactly as name appears on this proxy. Executor, administrators, trustees, etc. should give full title. If shares are held jointly, each holder should sign.

_______________________________
Name of Shareholder

_______________________________
Authorized Signature
Title:

_______________________________
Authorized Signature
Title:

Dated: ______________________________

YOUR VOTE IS IMPORTANT, PLEASE MARK, DATE AND SIGN THIS PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE.

STATEMENT OF ADDITIONAL INFORMATION
OF

PRIME SERIES

AND

GOVERNMENT SERIES
(each a series of PFM Funds, now known as Commonwealth Cash Reserve Fund, Inc.)

Dated [August 20, 2008]

Acquisition of Substantially All of the Assets of:

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
and
CADRE RESERVE FUND - MONEY MARKET SERIES
(each a series of Cadre Institutional Investors Trust)

By and in exchange for shares of

PRIME SERIES
(a series of PFM Funds, now known as Commonwealth Cash Reserve Fund, Inc.)

and

Acquisition of Substantially All of the Assets of:

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
(a series of Cadre Institutional Investors Trust)

By and in exchange for shares of

GOVERNMENT SERIES
(a series of PFM Funds, now known as Commonwealth Cash Reserve Fund, Inc.)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Cadre Liquid Asset Fund - Money Market Series (“Liquid Asset Fund”) and Cadre Reserve Fund - Money Market Series (“Money Reserve Fund”) in exchange for shares of Institutional Class and Cash Management Class shares of Prime Series of PFM Funds (“Prime Series,” now known as SNAP® Fund and CCRF Prime Portfolio), and the proposed acquisition of substantially all of the assets of Cadre Reserve Fund - U.S. Government Series (“Government Reserve Fund”) in exchange for shares of Government Series of PFM Funds (“Government Series,” now known as CCRF Federal Portfolio).

This SAI consists of this Cover Page and the following documents, each of which is incorporated by reference herein.

1.
Statement of Additional Information of SNAP® Fund, dated October 31, 2007, as previously filed via EDGAR is incorporated herein by reference to Commonwealth Cash Reserve Fund, Inc.’s filing under Rule 485(b) filed October 31, 2007 and will be mailed to any shareholder who requests this SAI.

2.
Statement of Additional Information of CCRF Federal Portfolio, dated October 31, 2007, as previously filed via EDGAR is incorporated herein by reference to Commonwealth Cash Reserve Fund, Inc.’s filing under Rule 485(b) filed October 31, 2007 and will be mailed to any shareholder who requests this SAI.

3.
Statement of Additional Information of Liquid Asset Fund, Money Reserve Fund and Government Reserve Fund, dated January 31, 2008, as previously filed via EDGAR is incorporated herein by reference to the funds’ filing under Rule 485(b) filed January 31, 2008 and will be mailed to any shareholder who requests this SAI.

4.
Supplement to the Statements of Additional Information of CCRF Federal Portfolio and SNAP® Fund, dated July 7, 2008, as previously filed via EDGAR is incorporated herein by reference to Commonwealth Cash Reserve Fund, Inc.’s filings under Rule 497 filed on July 7, 2008, and will be mailed to any shareholder who requests this SAI.

5.
Supplement to the Statement of Additional Information of Liquid Asset Fund, Money Reserve Fund and Government Reserve Fund, as previously filed via EDGAR is incorporated herein by reference to the funds’ filings under Rule 497 filed on June 26, 2008, and will be mailed to any shareholder who requests this SAI.

6.
Annual Reports of CCRF Federal Portfolio and SNAP® Fund for the fiscal year ended June 30, 2007 as previously filed via EDGAR is incorporated herein by reference to Commonwealth Cash Reserve Fund Inc.’s Form N-CSR filed September 7, 2007 and accompanied the mailing of the Proxy Statement/Prospectus dated [August 20, 2008], relating to the above-referenced transaction.

7.
Annual Report of the Cadre Institutional Investors Trust for the fiscal year ended September 30, 2007 as previously filed via EDGAR is incorporated herein by reference to Cadre Institutional Investors Trust’s Form N-CSR filed December 6, 2007 and will be mailed to any shareholder who requests this SAI.

8.
Semi-annual Reports of CCRF Federal Portfolio and SNAP® Fund for the period ended December 31, 2007 as previously filed via EDGAR is incorporated herein by reference to Commonwealth Cash Reserve Fund Inc.’s Form N-CSR filed March 10, 2008 and accompanied the mailing of the Proxy Statement/Prospectus dated [August 20, 2008], relating to the above-referenced transaction.

9.
Semi-annual Report of the Cadre Institutional Investors Trust for the period ended March 31, 2008 as previously filed via EDGAR is incorporated herein by reference to Cadre Institutional Investors Trust’s Form N-CSR filed June 6, 2008 and will be mailed to any shareholder who requests this SAI.

1

Exhibit A - Government Series Pro-forma Portfolio of Investments

Exhibit B - Government Series Pro-forma Statement of Assets and Liabilities

Exhibit C - Government Series Pro-forma Statement of Operations

Exhibit D - Government Series Pro-forma Notes to Combined Financial Statements

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated [August 20, 2008], relating to the above-reference transaction. You can request a copy of the Proxy Statement/Prospectus by calling 800-570-7627, or by writing to the Trust care of PFM at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

2

EXHIBIT A

GOVERNMENT SERIES
PRO-FORMA
Portfolio of Investments
December 31, 2007
(Unaudited)
		% of	Government Series		Government Reserve Fund A		Combined
		Net		Amortized		Amortized		Amortized
		Assets	Par	Cost	Par	Cost	Par	Cost
U.S. GOVERNMENT AND AGENCY OBLIGATIONS		65.13%
Fannie Mae Discount Notes
4.86%	1/10/08		$-	$-	$4,485,000	$4,479,627	$4,485,000	$4,479,627
Fannie Mae Mortgage-Backed Security Discount Notes
4.35%	2/1/08		-	-	15,000,000	14,945,875	15,000,000	14,945,875
4.49%	3/3/08		-	-	18,000,000	17,862,360	18,000,000	17,862,360
Fannie Mae Notes
4.34%	2/1/08		725,000	725,478	-	-	725,000	725,478
4.62%	2/8/08		-	-	3,504,000	3,504,951	3,504,000	3,504,951
4.82%	2/15/08		-	-	5,111,000	5,116,374	5,111,000	5,116,374
4.41%	2/28/08		-	-	2,500,000	2,502,510	2,500,000	2,502,510
5.37%	6/30/08		-	-	2,000,000	1,973,700	2,000,000	1,973,700
4.31%	8/15/08		-	-	3,025,000	3,005,448	3,025,000	3,005,448
4.32%	8/25/08		-	-	5,000,000	5,013,411	5,000,000	5,013,411
Federal Farm Credit Bank Discount Notes
4.28%	1/11/08		-	-	10,000,000	9,988,139	10,000,000	9,988,139
4.23%	2/7/08		-	-	5,000,000	4,978,417	5,000,000	4,978,417
Federal Home Loan Bank Discount Notes
4.31%	1/9/08		5,867,000	5,861,394	-	-	5,867,000	5,861,394
4.37%	1/18/08		-	-	20,000,000	19,958,869	20,000,000	19,958,869
4.35%	2/29/08		-	-	25,000,000	24,823,819	25,000,000	24,823,819
4.28%	3/27/08		-	-	15,000,000	14,848,067	15,000,000	14,848,067
Federal Home Loan Bank Notes
4.89%	1/14/08		-	-	2,500,000	2,500,736	2,500,000	2,500,736
5.31%	1/15/08		-	-	2,000,000	1,998,338	2,000,000	1,998,338
4.75%	6/10/08		-	-	1,000,000	1,001,021	1,000,000	1,001,021
5.08%	6/27/08		-	-	2,000,000	1,999,122	2,000,000	1,999,122
4.33%	9/12/08		-	-	1,500,000	1,499,113	1,500,000	1,499,113
4.54%	9/12/08		-	-	1,100,000	1,103,347	1,100,000	1,103,347
Federal Home Loan Bank Notes (Callable)
4.87%	8/5/08		-	-	1,500,000	1,488,122	1,500,000	1,488,122
4.55%	10/29/08		-	-	1,050,000	1,050,400	1,050,000	1,050,400
4.60%	11/28/08		-	-	5,000,000	5,000,000	5,000,000	5,000,000
4.62%	12/2/08		-	-	2,000,000	2,000,000	2,000,000	2,000,000
4.63%	12/4/08		-	-	5,000,000	5,000,000	5,000,000	5,000,000

% of	Government Series		Government Reserve Fund A		Combined
Net		Amortized		Amortized		Amortized
Assets	Par	Cost	Par	Cost	Par	Cost
Freddie Mac Discount Notes
4.37%	1/23/08		$4,239,000	$4,227,731	$-	$-	$4,239,000	$4,227,731
Freddie Mac Notes
4.59%	3/15/08		-	-	750,000	747,162	750,000	747,162
4.32%	4/4/08		-	-	1,700,000	1,694,764	1,700,000	1,694,764
4.31%	5/7/08		-	-	2,000,000	1,995,390	2,000,000	1,995,390
5.07%	5/22/08		-	-	1,340,000	1,332,521	1,340,000	1,332,521
Freddie Mac Notes (Callable)
5.27%	6/15/08		-	-	1,000,000	994,393	1,000,000	994,393
5.35%	7/22/08		-	-	1,090,000	1,076,350	1,090,000	1,076,350
Total U.S. Government and Agency Obligations				10,814,603		165,482,346		176,296,949
REPURCHASE AGREEMENTS		40.09%
Bear Stearns
4.50%	1/7/08		-	-	29,000,000	29,000,000	29,000,000	29,000,000

(Dated 12/10/07, repurchase price $29,101,500, Collateralized by Fannie Mae Securities, 3.46% to 7.57%, maturing 7/1/24 to 1/1/37, market value $16,194,857; Freddie Mac Securities, 4.87% to 7.60%, maturing 5/1/29 to 6/1/37, market value $13,463,428)

Deutsche Bank
4.75%	1/2/08		-	-	26,505,000	26,505,000	26,505,000	26,505,000
(Dated 12/31/07, repurchase price $26,511,994, collateralized by Freddie Mac securities, 5% to 6.5%, maturing 6/1/37 to 11/1/37, market value $27,039,656)
4.73%	1/3/08		-	-	15,000,000	15,000,000	15,000,000	15,000,000
(Dated 11/30/07, repurchase price $15,005,913, collateralized by Freddie Mac securities, 5% to 6.5%, maturing 6/1/37 to 11/1/37, market value $15,302,578)
4.58%	1/29/08		-	-	10,000,000	10,000,000	10,000,000	10,000,000
(Dated 11/30/07, repurchase price $10,076,333, collateralized by Freddie Mac securities, 5.46%, maturing 9/1/37, market value $10,200,000)
Goldman Sachs Group, Inc.
4.65%	1/4/08		-	-	28,000,000	28,000,000	28,000,000	28,000,000

(Dated 12/7/07, repurchase price $28,101,266, Collateralized by Fannie Mae Securities, 4.59% to 6.58%, maturing 4/1/14 to 8/1/37, market value $16,865,512; Freddie Mac Securities, 5.53% to 7.429%, maturing 10/1/24 to 8/1/37, market value $11,694,488)

Total Repurchase Agreements				-		108,505,000		108,505,000
Total Investments at Amortized Cost	105.22%			$10,814,603		$273,987,346		$284,801,949

A - Government Reserve Fund pursues its investment objective by investing all of its investable assets in the Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (“Master Portfolio”). These pro forma combined financial statements have been prepared based on the assumption that the Government Reserve Fund has redeemed its investment in the Master Portfolio for securities in-kind. The portfolio investments above for the Government Reserve Fund represent the securities held by the Master Portfolio as of December 31, 2007.

EXHIBIT B

GOVERNMENT SERIES
PRO-FORMA
Statement of Assets and Liabilities
December 31, 2007
(Unaudited)

	Government Series	Government Reserve Fund	Pro-Forma Adjustments A	Pro-Forma Combined
Assets
Investments, at Value	$10,814,603	$259,907,552	$14,079,794	$284,801,949
Cash	4,914	-	7,585	12,499
Accrued Interest	16,421	-	892,693	909,114
Other Assets	18,761	10,406	13,444	42,611
Total Assets	10,854,699	259,917,958	14,993,516	285,766,173

Liabilities
Payable for Securities Purchased	-	-	14,945,876	14,945,876
Investment Advisory Fees	-	-	14,679	14,679
Administrative Fees	-	23,605	-	23,605
Transfer Agent Fees	-	11,884	-	11,884
Banking Fees	811	314	5,012	6,137
Legal Fees	4	6,680	6,694	13,378
Audit Fees	7,080	4,920	15,176	27,176
Other Expenses	-	34,899	6,079	40,978
Total Liabilities	7,895	82,302	14,993,516	15,083,713

Net Assets	$10,846,804	$259,835,656	$ -	$270,682,460

Outstanding Shares	10,846,804	259,835,656		270,682,460

Net Assets Value per Share	$1.00	$1.00		$1.00

A -Government Reserve Fund pursues its investment objective by investing all of its investable assets in the Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (“Master Portfolio”). The pro forma adjustments above represent adjustments to reflect the assets and liabilities of Cadre Institutional Investors Trust U.S. Government Money Market Portfolio which would transfer to Government Reserve Fund in an in-kind redemption of Government Reserve Fund’s investment in the Master Portfolio.

EXHIBIT C

GOVERNMENT SERIES
PRO-FORMA
Statement of Operations
Year Ended December 31, 2007
(Unaudited)
	Government Series	Government Reserve Fund	Pro-Forma Adjustments		Pro-Forma Combined
Investment Income
Investment Income and Expense Allocated from Cadre Institutional Investors Trust U.S. Government Money Market Portfolio
Interest Income		$16,477,336	$(16,477,336)	A	$-
Expense		343,768	(343,768)	A	-
Net Investment Income from Cadre Institutional Investors Trust U.S. Government Money Market Portfolio		16,133,568	(16,133,568)	A	-
Interest Income	$442,750		16,477,336	A	16,920,086
Total Investment Income	442,750	16,133,568	343,768		16,920,086

Expenses
Investment Advisory Fees	10,599	-	356,158	B	366,757
Administrative Fees	4,416	298,825	(141,099)	B	162,142
Transfer Agent Fees	-	151,056	(151,056)	B	-
Banking Fees	3,875	-	31,310	C	35,185
Legal Fees	360	34,396	(26,756)	D	8,000
Audit Fees	14,600	15,890	(15,390)	D	15,100
Other Expenses	26,697	(16,532)	66,311	C	76,476
Total Expenses	60,547	483,635	119,478		663,660
Less: Fee Waivers/Expense Subsidies	(38,598)	-	38,598	E	-
Gross Expenses	21,949	483,635	158,076		663,660

Net Investment Income	420,801	15,649,933	185,692		16,256,426
Net Realized Gain/(Loss) on Sale of Investments	(56)	34,625	-		34,569
Net Increase in Net Assets Resulting from Operations	$420,745	$15,684,558	$185,692		$16,290,995

A - The Government Reserve Fund pursues its investment objective by investing all of its investable assets in the Master Portfolio. The pro forma adjustments above represent adjustments to reflect the transition of gross investment income from the Master Portfolio, as well as the removal of certain expenses charged indirectly to the Government Reserve Fund through the Master Portfolio. Certain expenses previously charged to the Government Reserve Fund through the Master Portfolio are offset by increases in the other expense line item of the combined fund. See note C below.
B - Based on contract in effect during the period for CCRF Federal.
C - Increases due to transition of custody expenses from Master Portfolio as well as additional rating, insurance, trustee and auditing fees in an in-kind redemption of the Government Reserve Fund’s investment in the Master Portfolio. See note A above.
D - Decreases due to the elimination of duplicative expenses achieved by merging funds.
E - Fee waivers and expense subsidies decrease as a result of lower aggregate rating, insurance, trustee and auditing fees being charged to the higher projected net assets base of the combined fund.

EXHIBIT D

GOVERNMENT SERIES
Pro-forma Notes to Combined Financial Statements
December 31, 2007
(Unaudited)

1.    Description of the Fund

CCRF Federal Portfolio (“CCRF Federal”), a series of Commonwealth Cash Reserve Fund, Inc. (“CCRF”), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

CCRF Federal is currently a single-class fund, consisting of solely Institutional Class shares. In conjunction with a Plan and Agreement of Reorganization, CCRF Federal is being renamed Government Series (“Government Series”). The existing Institutional Class shares of CCRF Federal will remain as shares of the Government Series. This transaction is referred to in these notes as the “Reorganization”. The following notes refer to the accompanying pro-forma financial statements as if the Reorganization had taken place as of January 1, 2007.

2.    Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Cadre Reserve Fund - Money Market Series (“Government Reserve Fund”), a series of Cadre Institutional Investors Trust (the “Trust”), by Government Series as if such acquisition had taken place on January 1, 2007.

Under the terms of the Plan of Reorganization, the combination of Government Reserve Fund and Government Series will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by 1) the acquisition by Government Series of substantially all of the property, assets and goodwill of Government Reserve Series in exchange for shares of Government Series; (2) the pro-rata distribution of shares of Government Series to shareholders of Government Reserve Fund; and (3) the liquidation and dissolution of Government Reserve Fund. The statement of assets and liabilities and the related statement of operations of Government Reserve Fund and Government Series have been combined as of and for the twelve months ended December 31, 2007. Following the acquisition, Government Reserve Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of Government Series and Government Reserve Fund included in their respective semi-annual reports dated December 31, 2007 and March 31, 2008.

3.    Portfolio Valuation

Government Reserve Fund pursues its investment objective by investing all of its investable assets in the Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (“Master Portfolio”). These pro forma combined financial statements have been prepared based on the assumption that the Government Reserve Fund has redeemed its investment in the Master Portfolio for securities in-kind and assumes the income and expense allocations would have occurred at the feeder level following such in-kind redemption. Securities held are stated at amortized cost, which approximates fair value at December 31, 2007 for both Government Reserve Fund and Government Series. It is the policy of both Government Reserve Fund and Government Series to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

4.    Capital Shares

The pro-forma net asset value per share assumes the issuance of shares of Government Series that would have been issued at December 31, 2007, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Government Reserve Fund, as of December 31, 2007, divided by the net asset value per shares of the shares of Government Series as of December 31, 2007. The pro-forma number of shares outstanding, by class, for the combined fund consists of the following at December 31, 2007:

	Shares of Government Series Prior to Reorganization	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares After Reorganization
Government Series	10,846,804	259,835,656	270,682,460

5.    Federal Income Taxes

Both Government Reserve Fund and Government Series have elected to be treated as a “regulated investment company” under the Internal Revenue Code. After the Reorganization, Government Series intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it form all, or substantially all, Federal income taxes.

The identified cost of investments for Government Series and Government Reserve Fund is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

PART C

OTHER INFORMATION

Item 15.   Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and pursuant to Article IV Section 4.10 of Registrant’s Amended and Restated By-Laws, incorporated by reference to Exhibit (b)(2) of Registrant’s Post-Effective Amendment No. 13 filed on July 30, 1996, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant. Pursuant to Section 1.10 of each Distribution Agreement, PFM Fund Distributors, Inc. as principal underwriter of Registrant, may be indemnified against certain liabilities which it may incur. Such Sections 1.10 of the Distribution Agreements are hereby incorporated by reference in their entirety.

Registrant intends to maintain an insurance policy insuring its officers and [trustees] against certain liabilities, and certain costs of defending claims against such officers and [trustees], and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and [trustees] under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to [trustees], officers and controlling persons of Registrant and a principal underwriters pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a [trustee], officer, or controlling person of Registrant and a principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such [trustee], officer or controlling person or a principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 16.   Exhibits.

Number Description

(1)(a)	Articles of Incorporation are incorporated herein by reference to Exhibit (1) of Registrant’s Registration Statement filed with Registrant’s Post-Effective Amendment No. 13 on July 30, 1996.

(1)(b)	Amendment to Articles of Incorporation effective May 31, 1989 is incorporated by reference to Exhibit (1)(b) of Registrant’s Post-Effective Amendment No. 13 filed on July 30, 1996.

(1)(c)	Amended and Restated Articles of Incorporation effective July 31, 2002 are incorporated by reference to Exhibit (a)(3) of Registrant’s Post-Effective Amendment No. 24 filed on July 29, 2002.

(1)(d)	Amended and Restated Articles of Incorporation effective April 5, 2006 are incorporated by reference to Exhibit (23)(a) (iv) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(1)(e)
Second Amended and Restated Articles of Incorporation effective August 8, 2006 are incorporated by reference to Exhibit (23)(a)(v) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(1)(f)
Form of Articles of Entity Conversion to Virginia business trust renamed PFM Funds is incorporated by reference to Exhibit 23(a)(vi) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(1)(g)	Form of Declaration of Trust is incorporated by reference to Exhibit 23(a)(vii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(2)(a)	Amended and Restated Bylaws of the Registrant are incorporated by reference to Exhibit (b)(2) of Registrant’s Post-Effective Amendment No. 13 filed on July 30, 1996.

(2)(b)	Form of By-laws of Registrant as Virginia business trust renamed PFM Funds is incorporated by reference to Exhibit 23(b)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A.

(5)
Instruments Defining Rights of Security Holders. The rights of shareholders are defined in Article III of Registrant’s Second Amended and Restated Articles of Incorporation, previously filed as Exhibit (23)(a)(v) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(6)(a)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Prime Portfolio, dated July 31, 2002, is incorporated by reference to Exhibit (2) of Registrant’s Post-Effective Amendment No. 23, filed on July 29, 2002.

(6)(b)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Federal Portfolio, dated May 5, 2003, is incorporated by reference to Exhibit (1) of Registrant’s Post-Effective Amendment No. 25, filed on May 6, 2003.

(6)(c)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (1) of Registrant’s Post-Effective Amendment No. 32, filed on September 14, 2004.

(6)(d)
Form of Amended Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Government Series (formerly known as CCRF Federal Portfolio), dated [September __, 2008], is incorporated by reference to Exhibit 23(d)(iv) of Registrant’s Post-Effective Amendment No. 38, filed on July 16, 2008.

(6)(e)
Form of Amended Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Prime Series (formerly known as SNAP® Fund), dated [September __, 2008], is incorporated by reference to Exhibit 23(d)(v) of Registrant’s Post-Effective Amendment No. 38, filed on July 16, 2008.

(7)(a)
Form of Amended Distribution Agreement between the Registrant and PFM Fund Distributors, Inc. relating to the SNAP(R) Fund, dated July 31, 2007, is incorporated by reference to Exhibit (e)(i) of Registrant’s Post-Effective Amendment No. 37, filed on October 31, 2007.

(7)(b)
Form of Distribution Agreement between the Registrant and PFM Fund Distributors, Inc. relating to CCRF Federal Portfolio and CCRF Prime Portfolio, dated July 1, 2005, is incorporated by reference to Exhibit (e)(ii) of Registrant’s Post-Effective Amendment No. 34, filed on July 1, 2005.

(7)(c)
Form of Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), dated [September __, 2008], is incorporated by reference to Exhibit 23(e)(iii) of Registrant’s Post-Effective Amendment No. 38, filed on July 16, 2008.

(8)	Not applicable.

(9)(a)
Form of Custody Agreement between the Registrant and Wachovia Bank, National Association relating to CCRF Federal Portfolio, CCRF Prime Portfolio and the SNAP(R) Fund, dated February 28, 2005, is incorporated by reference to Exhibit (1) of Registrant’s Post-Effective Amendment No. 33, filed on May 2, 2005.

(9)(b)
Assignment of and Amendment to Custodian Agreement between the Registrant, Wachovia Bank, National Association and U.S. Bank National Association relating to CCRF Federal Portfolio, CCRF Prime Portfolio and the SNAP(R) Fund, dated November 1, 2006, is incorporated by reference to Exhibit (g)(ii) of Registrant’s Post-Effective Amendment No. 37, filed on October 31, 2007.

(9)(c)
Amended and Restated Administration Agreement between the Registrant and PFM Asset Management LLC, dated March 16, 2006, is incorporated by reference to Exhibit (23)(h)(i) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(9)(d)
Amended and Restated Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated March 16, 2006, is incorporated by reference to Exhibit (23)(b)(ii) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(9)(e)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (3) of Registrant’s Post-Effective Amendment No. 32, filed on September 14, 2004.

(9)(f)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (4) of Registrant’s Post-Effective Amendment No. 32, filed on September 14, 2004.

(9)(g)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC, dated [September __, 2008], relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), is incorporated by reference to Exhibit 23(h)(v) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(9)(h)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated [September __, 2008], relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), is incorporated by reference to Exhibit 23(h)(vi) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(10)(a)	Distribution Plan under Rule 12b-1 adopted by the Registrant is incorporated by reference to Exhibit (1) of Registrant’s Post-Effective Amendment No. 19 filed on August 1, 1999.

(10)(b)
Amended and Restated Distribution Plan under Rule 12b-1, effective as of April 30, 2003, is incorporated by reference to Exhibit (6) of Registrant’s Post-Effective Amendment No. 25, filed on May 6, 2003.

(10)(c)
Amended and Restated Distribution Plan under Rule 12b-1 effective as of September [__], 2008, is incorporated by reference to Exhibit 23(m)(iii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(10)(d)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 16, 2006, is incorporated by reference to Exhibit 23(n) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

(10)(e)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated September [__], 2008, is incorporated by reference to Exhibit 23(n)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

(11)	Opinion and consent of McGuire Woods LLP will be filed by amendment.

(12)	Opinion and consent of Schulte Roth & Zabel LLP regarding tax matters will be filed by amendment.

(13)	Not applicable.

(14)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)	Not applicable.

(16)	Power of Attorney is filed herewith.

Item 17. Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Harrisburg, and State of Pennsylvania, on the 16th day of July, 2008.

COMMONWEALTH CASH RESERVE FUND, INC.
(Registrant)

By: /s/ Jeffery A. Laine *
Jeffrey A. Laine, President
(Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeffrey A. Laine *	Director, Treasurer and President	July 16, 2008
Jeffrey A. Laine	(Principal Financial Officer)

/s/ Martin Margolis *	Director and Vice President	July 16, 2008
Martin Margolis

/s/ Robert J. Fagg, Jr. *	Director	July 16, 2008
Robert J. Fagg, Jr.

/s/ Giles Dodd *	Director	July 16, 2008
Giles Dodd

/s/ Robert R. Sedivy *	Director	July 16, 2008
Robert R. Sedivy

* /s/ Daniel R. Hess
Attorney-in-fact
Powers of Attorney filed herewith.

EXHIBIT LIST

1. Consent of Independent Registered Public Accounting Firm

2. Powers of Attorney